                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended October 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2004

                                               MORGAN
                                              STANLEY          LIPPER
                                              CAPITAL   INTERNATIONAL          LIPPER
                                        INTERNATIONAL       LARGE-CAP   INTERNATIONAL
                                               (MSCI)      CORE FUNDS           FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   EAFE INDEX(1)        INDEX(2)        INDEX(3)
  15.89%    14.87%    15.03%    15.97%          18.84%          15.06%          16.54%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE.

MARKET CONDITIONS

The international equity markets produced positive results for the 12-month period ended October 31, 2004, though gains were largely concentrated in the first months of the period. Equities rose sharply in the fourth calendar quarter of 2003, rising 17 percent on improving economic conditions and still-low interest rates. For the remainder of the period, which included most of 2004, returns were largely flat as rising oil prices, rising U.S. interest rates and the impending U.S. election weighed on the markets. Investors were also concerned about the prospect of an overheated economy in China as well as a lack of transparency in that government's policies.

Most countries within the MSCI EAFE Index provided strong returns for the 12-month period, with only Finland posting a single-digit return. Both Europe and Asia ex-Japan rose more than 25 percent, with Japan lagging its global peers with an 11 percent return.

PERFORMANCE ANALYSIS

Morgan Stanley International Fund underperformed both the MSCI EAFE Index and the Lipper International Funds Index for the 12 months ended October 31, 2004. The Fund's Class A and D shares outperformed the Lipper International Large-Cap Core Funds Index, while its Class B and C shares did not. An underweighted position in Australian equities relative to the MSCI EAFE Index was one major detractor from performance. This country allocation hurt the Fund because not only did Australian equities post strong returns in local currency terms, but the Australian dollar also gained roughly 6 percent for the period. As the Australian market's return to U.S. dollar investors was then greater than 24 percent, the Fund's inadequate exposure there represented a missed opportunity. From a sector perspective, the Fund's allocation to information technology (IT) further hindered performance, as the shift to an underweighted position late in fourth-quarter 2003 was made just prior to the sector's sharp rally in January. A lack of emphasis on financials stocks during the period further hurt the Fund.

Although a number of positions were unfavorable for performance, others provided considerable gains. The Fund's exposure to emerging markets, concentrated in Asian equities, contributed greatly to its positive returns for the period. These markets performed especially well because of their economies' strong fundamentals such as current-account surpluses and high savings rates, and as a result of their proximity to China, which bolstered their exports. While an underweighted position in the consumer staples sector relative to the MSCI EAFE Index hurt performance in the first half of the period, this allocation was positive for the Fund over the full year.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

BP                                           2.3%
HSBC Holdings                                2.0
Vodafone Group                               1.9
Toyota Motor                                 1.6
Total                                        1.6
Telefonica                                   1.6
Royal Dutch Petroleum                        1.5
GlaxoSmithKline                              1.2
Novartis                                     1.1
Nokia                                        0.9

TOP FIVE COUNTRIES

Japan                                       25.6%
United Kingdom                              21.2
France                                       8.2
Germany                                      5.9
Netherlands                                  5.1

DATA AS OF OCTOBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., USES A "TOP-DOWN" APPROACH THAT EMPHASIZES COUNTRY AND SECTOR SELECTION AND WEIGHTINGS OVER INDIVIDUAL STOCK SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN

ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED OCTOBER 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

            CLASS A^    CLASS B^    CLASS C^    CLASS D^   MSCI EAFE(1)   LIPPER INT'L LARGE-CAP CORE(2)   LIPPER INT'L(3)
Jun-1999   $   9,475   $  10,000   $  10,000   $  10,000      $  10,000                        $  10,000         $  10,000
Jul-1999   $   9,608   $  10,130   $  10,130   $  10,140      $  10,243                        $  10,273         $  10,232
Oct-1999   $  10,015   $  10,550   $  10,550   $  10,580      $  10,773                        $  10,766         $  10,707
Jan-2000   $  10,603   $  11,140   $  11,140   $  11,200      $  11,375                        $  12,236         $  12,149
Apr-2000   $  10,631   $  11,150   $  11,150   $  11,240      $  11,496                        $  12,385         $  12,160
Jul-2000   $  10,356   $  10,850   $  10,850   $  10,960      $  11,165                        $  12,346         $  11,973
Oct-2000   $   9,750   $  10,190   $  10,190   $  10,320      $  10,461                        $  11,446         $  11,077
Jan-2001   $   9,674   $  10,089   $  10,089   $  10,250      $  10,421                        $  11,511         $  11,070
Apr-2001   $   9,064   $   9,435   $   9,435   $   9,607      $   9,622                        $  10,630         $  10,152
Jul-2001   $   8,454   $   8,781   $   8,781   $   8,964      $   8,741                        $   9,711         $   9,376
Oct-2001   $   7,765   $   8,042   $   8,042   $   8,225      $   7,853                        $   8,726         $   8,408
Jan-2002   $   7,599   $   7,862   $   7,862   $   8,066      $   7,755                        $   8,754         $   8,519
Apr-2002   $   8,164   $   8,422   $   8,432   $   8,664      $   8,287                        $   9,387         $   9,160
Jul-2002   $   7,235   $   7,451   $   7,461   $   7,682      $   7,262                        $   8,209         $   8,033
Oct-2002   $   6,761   $   6,944   $   6,955   $   7,181      $   6,815                        $   7,789         $   7,546
Jan-2003   $   6,506   $   6,680   $   6,682   $   6,918      $   6,598                        $   7,495         $   7,370
Apr-2003   $   6,731   $   6,892   $   6,904   $   7,157      $   6,939                        $   7,817         $   7,667
Jul-2003   $   7,354   $   7,514   $   7,517   $   7,817      $   7,720                        $   8,659         $   8,587
Oct-2003   $   8,202   $   8,369   $   8,374   $   8,737      $   8,658                        $   9,564         $   9,549
Jan-2004   $   9,102   $   9,263   $   9,271   $   9,694      $   9,677                        $  10,635         $  10,627
Apr-2004   $   9,082   $   9,231   $   9,249   $   9,683      $   9,730                        $  10,553         $  10,598
Jul-2004   $   8,947   $   9,072   $   9,090   $   9,541      $   9,653                        $  10,285         $  10,451
Oct-2004   $   9,505   $   9,523   $   9,632   $  10,133      $  10,289                        $  11,004         $  11,129

Ending Value

            CLASS A^    CLASS B^    CLASS C^    CLASS D^   MSCI EAFE(1)   LIPPER INT'L LARGE-CAP CORE(2)   LIPPER INT'L(3)
             $9,505     $9,523       $9,632     $10,133      $10,289                $11,004                    $11,129

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2004

                          CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                         (SINCE 06/28/99)      (SINCE 06/28/99)      (SINCE 06/28/99)      (SINCE 06/28/99)
SYMBOL                              INLAX                 INLBX                 INLCX                 INLDX
1 YEAR                              15.89%(4)             14.87%(4)             15.03%(4)             15.97%(4)
                                     9.80(5)               9.87(5)              14.03(5)                 --

5 YEARS                             (1.04)(4)             (1.84)(4)             (1.80)(4)             (0.86)(4)
                                    (2.10)(5)             (2.22)(5)             (1.80)(5)                --

SINCE INCEPTION                      0.06(4)              (0.74)(4)             (0.70)(4)              0.25(4)
                                    (0.95)(5)             (0.91)(5)             (0.70)(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE INTERNATIONAL LARGE-CAP CORE FUNDS CLASSIFICATION AS OF OCTOBER 31, 2004.

(3) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                      BEGINNING          ENDING          EXPENSES PAID
                                                    ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD *
                                                    -------------     -------------     ---------------
                                                                                          05/01/04 -
                                                      05/01/04          10/31/04           10/31/04
                                                    -------------     -------------     ---------------
CLASS A
Actual (4.66% return)                                $   1,000.00      $   1,046.60        $    8.13
Hypothetical (5% annual return before expenses)      $   1,000.00      $   1,017.19        $    8.01

CLASS B
Actual (4.14% return)                                $   1,000.00      $   1,041.40        $   11.96
Hypothetical (5% annual return before expenses)      $   1,000.00      $   1,013.42        $   11.79

CLASS C
Actual (4.14% return)                                $   1,000.00      $   1,041.40        $   11.96
Hypothetical (5% annual return before expenses)      $   1,000.00      $   1,013.42        $   11.79

CLASS D
Actual (4.64% return)                                $   1,000.00      $   1,046.40        $    6.84
Hypothetical (5% annual return before expenses)      $   1,000.00      $   1,018.45        $    6.75

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.58%, 2.33%, 2.33% AND 1.33% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS (95.1%)

               AUSTRALIA (3.2%)
               ALUMINUM
      66,059   Alumina Ltd.                                      $       271,658
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
      61,573   Foster's Group Ltd.                                       232,493
      21,483   Southcorp Ltd.*                                            57,826
                                                                 ---------------
                                                                         290,319
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC
      15,483   Coca-Cola Amatil Ltd.                                      85,204
                                                                 ---------------
               BIOTECHNOLOGY
       2,905   CSL Ltd.                                                   62,556
                                                                 ---------------
               BUILDING PRODUCTS
      52,200   CSR Ltd.                                                  105,381
                                                                 ---------------
               CASINO/GAMING
      12,237   TABCORP Holdings Ltd.                                     137,244
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      15,386   Orica Ltd.                                                195,340
                                                                 ---------------
               CONSTRUCTION MATERIALS
      33,414   Boral Ltd.                                                165,891
      53,839   Rinker Group Ltd.                                         349,417
                                                                 ---------------
                                                                         515,308
                                                                 ---------------
               CONTAINERS/PACKAGING
      50,014   Amcor Ltd.                                                285,327
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
       7,273   Leighton Holdings Ltd.                                     60,797
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      40,111   AMP Ltd.                                                  191,043
       6,303   Macquarie Bank Ltd.                                       186,578
      16,632   Suncorp-Metway Ltd.                                       212,900
                                                                 ---------------
                                                                         590,521
                                                                 ---------------
               FOOD RETAIL
      32,398   Coles Myer Ltd.                                           231,097
      29,811   Woolworths Ltd.                                           298,236
                                                                 ---------------
                                                                         529,333
                                                                 ---------------
               GAS DISTRIBUTORS
      14,025   Australian Gas Light Co. Ltd.                     $       137,373
       9,450   Origin Energy Ltd.                                         47,694
                                                                 ---------------
                                                                         185,067
                                                                 ---------------
               HOSPITAL/NURSING MANAGEMENT
      27,157   Mayne Group Ltd.                                           89,343
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
       5,618   Ansell Ltd.                                                37,637
      11,333   Wesfarmers Ltd.                                           294,461
                                                                 ---------------
                                                                         332,098
                                                                 ---------------
               INVESTMENT TRUSTS/
               MUTUAL FUNDS
      57,659   Macquarie Infrastructure
                 Group (Stapled
                 Securities)**                                           159,944
                                                                 ---------------
               MAJOR BANKS
      43,611   Australia and New Zealand
                 Banking Group Ltd.                                      665,202
      36,037   Commonwealth Bank
                 of Australia                                            864,930
      45,459   National Australia Bank Ltd.                              960,889
      50,964   Westpac Banking Corp.                                     719,437
                                                                 ---------------
                                                                       3,210,458
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      65,106   Telstra Corp., Ltd.                                       227,334
                                                                 ---------------
               MEDIA CONGLOMERATES
      61,377   News Corp., Ltd.
                 (Pref. Ordinary)                                        481,862
      42,956   News Corp., Ltd.                                          345,913
                                                                 ---------------
                                                                         827,775
                                                                 ---------------
               MEDICAL/NURSING SERVICES
       4,137   Sonic Healthcare Ltd.                                      31,396
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      29,859   Brambles Industries Ltd.                                  158,288
                                                                 ---------------
               MULTI-LINE INSURANCE
      51,260   Insurance Australia
                 Group Ltd.                                              206,583
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               OIL & GAS PRODUCTION
      18,851   Santos Ltd.                                       $       116,988
      14,379   Woodside Petroleum Ltd.                                   209,325
                                                                 ---------------
                                                                         326,313
                                                                 ---------------
               OTHER METALS/MINERALS
     214,158   BHP Billiton Ltd.                                       2,217,744
      17,740   Rio Tinto Ltd.                                            485,470
      65,935   WMC Resources Ltd.                                        332,772
                                                                 ---------------
                                                                       3,035,986
                                                                 ---------------
               OTHER TRANSPORTATION
      28,101   Patrick Corp., Ltd.                                       116,822
      17,097   Transurban Group                                           81,175
                                                                 ---------------
                                                                         197,997
                                                                 ---------------
               PRECIOUS METALS
      18,717   Newcrest Mining Ltd.                                      233,152
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
      20,121   QBE Insurance Group Ltd.                                  206,561
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
      30,261   John Fairfax Holdings Ltd.                                 97,066
                                                                 ---------------
               PULP & PAPER
      25,414   PaperlinX Ltd.                                             91,590
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
      12,506   Lend Lease Corp., Ltd.                                    107,907
      32,906   Westfield Group
                 (Stapled Securities)** *                                369,058
                                                                 ---------------
                                                                         476,965
                                                                 ---------------
               REAL ESTATE INVESTMENT TRUSTS
      22,659   Centro Properties Group
                 (Stapled Securities)**                                   82,000
      48,547   CFS Gandel Retail
                 Trust (Units)++                                          56,989
       1,746   CFS Gandel Retail Trust
                 (Units) (New)++*                                          1,958
      59,716   General Property
                 Trust (Units)++                                         166,097
      38,688   Investa Property Group (Stapled
                 Securities)**                                            60,168
      24,387   Mirvac Group (Stapled
                 Securities)**                                            82,601
      36,411   Stockland (Stapled
                 Securities)**                                   $       160,352
       1,281   Stockland (Units) (New)++*                                  5,622
                                                                 ---------------
                                                                         615,787
                                                                 ---------------
               STEEL
      41,723   Blue Scope Steel Ltd.                                     241,147
      31,613   OneSteel Ltd.                                              62,165
                                                                 ---------------
                                                                         303,312
                                                                 ---------------
               TOTAL AUSTRALIA                                        14,142,003
                                                                 ---------------
               AUSTRIA (0.7%)
               BUILDING PRODUCTS
       6,115   Wienerberger AG                                           243,179
                                                                 ---------------
               CONSTRUCTION MATERIALS
       1,538   RHI AG*                                                    36,088
                                                                 ---------------
               ELECTRIC UTILITIES
         876   Oesterreichische
                 Elektrizitaetswirtschafts AG
                 (Verbund) (A Shares)                                    172,076
                                                                 ---------------
               MAJOR BANKS
       5,752   Bank Austria Creditanstalt                                426,668
      18,408   Erste Bank der
                 Oesterreichischen
                 Sparkassen AG                                           821,252
                                                                 ---------------
                                                                       1,247,920
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      31,013   Telekom Austria AG                                        473,100
                                                                 ---------------
               OIL REFINING/MARKETING
       1,983   OMV AG                                                    477,313
                                                                 ---------------
               OTHER TRANSPORTATION
       1,083   Flughafen Wien AG                                          71,374
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
      32,785   Immofinanz Immobilien
                 Anlagen AG*                                             283,394
                                                                 ---------------
               STEEL
       1,009   Boehler-Uddeholm AG                                        96,765
       3,092   Voestalpine AG                                            180,449
                                                                 ---------------
                                                                         277,214
                                                                 ---------------
               TOTAL AUSTRIA                                           3,281,658
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               BELGIUM (1.0%)
               CHEMICALS: SPECIALTY
       3,487   Solvay S.A. (A Shares)                            $       352,247
                                                                 ---------------
               ELECTRIC UTILITIES
       1,216   Electrabel S.A.                                           455,585
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      11,838   Agfa Gevaert NV                                           373,890
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      67,652   Fortis                                                  1,722,347
                                                                 ---------------
               MAJOR BANKS
      41,052   Dexia                                                     824,143
       5,663   KBC Bankverzekeringsholding                               416,011
                                                                 ---------------
                                                                       1,240,154
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       2,051   Belgacom*                                                  75,531
                                                                 ---------------
               METAL FABRICATIONS
         401   Bekaert NV                                                 26,151
                                                                 ---------------
               OTHER METALS/MINERALS
         336   Umicore                                                    26,015
                                                                 ---------------
               PHARMACEUTICALS: OTHER
       3,616   UCB S.A.                                                  191,517
                                                                 ---------------
               TOTAL BELGIUM                                           4,463,437
                                                                 ---------------
               BRAZIL (1.1%)
               AEROSPACE & DEFENSE
      23,000   Empresa Brasileira de
                 Aeronautica S.A. (Pref.)                                152,837
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
   1,162,000   Companhia de Bebidas das
                 Americas (Pref.)                                        288,536
                                                                 ---------------
               ELECTRIC UTILITIES
   7,996,000   Centrais Electricas Brasileiras
                 S.A. (Class B) (Pref.)                                  118,545
   6,648,000   Companhia Energetica de
                 Minas Gerais (Pref.)                                    153,456
                                                                 ---------------
                                                                         272,001
                                                                 ---------------
               FOOD RETAIL
       1,000   Companhia Brasileira de
                 Distribuicao Grupo
                 Pao de Acucar
                 (Sponsored ADR) (Pref.)                         $        23,800
                                                                 ---------------
               FOOD: MEAT/FISH/DAIRY
      33,000   Sadia S.A. (Pref.)                                         59,669
                                                                 ---------------
               INTEGRATED OIL
      37,000   Petroleo Brasileiro
                 S.A. (Pref.)                                          1,208,639
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
  15,878,000   Brasil Telecom Participacoes
                 S.A. (Pref.)                                             97,736
                                                                 ---------------
               OTHER METALS/MINERALS
      39,000   Companhia Vale do Rio Doce
                 (Pref.) (Class A)                                       706,549
                                                                 ---------------
               PULP & PAPER
      30,000   Aracruz Celulose S.A.
                 (Pref.) (B Shares)                                      101,145
      41,000   Klabin S.A. (Pref.)                                        67,395
   1,107,000   Votorantim Celulose e Papel
                 S.A. (Pref.)                                             76,620
                                                                 ---------------
                                                                         245,160
                                                                 ---------------
               REGIONAL BANKS
       4,000   Banco Bradesco S.A. (Pref.)                               241,602
       2,867   Banco Itau Holding Financeira
                 S.A. (Pref.)                                            346,436
       5,300   Unibanco-Uniao de Bancos
                 Brasileiros S.A.
                 (GDR) (Units)++                                         140,185
                                                                 ---------------
                                                                         728,223
                                                                 ---------------
               SPECIALTY TELECOMMUNICATIONS
  14,194,000   Embratel Participacoes
                 S.A. (Pref.)                                             25,417
      19,113   Tele Norte Leste Participacoes
                 S.A. (Pref.)                                            250,807
                                                                 ---------------
                                                                         276,224
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               STEEL
     111,000   Caemi Mineracao e Metalurgia
                 S.A. (Pref.)*                                   $        66,385
       7,000   Companhia Siderurgica
                 Nacional S.A.                                           103,436
     971,000   Companhia Siderurgica de
                 Tubarao (Pref.)                                          39,139
      10,000   Gerdau S.A. (Pref.)                                       147,731
       7,000   Usinas Siderurgicas de
                 Minas Gerais S.A.
                 (Class A) (Pref.)                                       105,884
                                                                 ---------------
                                                                         462,575
                                                                 ---------------
               TOBACCO
       6,000   Souza Cruz S.A.                                            67,150
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
  16,270,680   Tele Centro Oeste
                 Celular Participacoes
                 S.A. (Pref.)*                                            49,963
  28,556,000   Telesp Celular Participacoes
                 S.A. (Pref.)*                                            68,113
                                                                 ---------------
                                                                         118,076
                                                                 ---------------
               TOTAL BRAZIL                                            4,707,175
                                                                 ---------------
               CHINA (1.0%)
               AIR FREIGHT/COURIERS
     179,000   Sinotrans Limited                                          57,490
                                                                 ---------------
               AIRLINES
     118,000   China Southern Airlines
                 Co., Ltd.*                                               40,930
                                                                 ---------------
               ALUMINUM
     330,000   Aluminum Corp. of
                 China Ltd.                                              188,656
                                                                 ---------------
               CHEMICALS: SPECIALTY
     234,000   Sinopec Shanghai
                 Petrochemical Co. Ltd.                                   81,918
                                                                 ---------------
               COAL
     122,000   Yanzhou Coal Mining
                 Co., Ltd.                                               160,650
                                                                 ---------------
               CONTRACT DRILLING
     154,000   China Oilfield Services Ltd.                               45,009
                                                                 ---------------
               ELECTRIC UTILITIES
     144,000   Huadian Power International
                 Corp., Ltd.                                     $        46,249
     306,000   Huaneng Power
                 International, Inc.                                     229,972
                                                                 ---------------
                                                                         276,221
                                                                 ---------------
               ELECTRICAL PRODUCTS
      15,000   BYD Company Ltd.                                           42,202
                                                                 ---------------
               INTEGRATED OIL
   1,678,000   China Petroleum &
                 Chemical Corp.                                          635,933
   1,758,000   PetroChina Co., Ltd.                                      920,330
                                                                 ---------------
                                                                       1,556,263
                                                                 ---------------
               LIFE/HEALTH INSURANCE
     744,000   China Life Insurance
                 Co., Ltd.*                                              492,240
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   1,388,000   China Telecom Corp. Ltd.                                  445,786
                                                                 ---------------
               MARINE SHIPPING
     213,000   China Shipping Container
                 Lines Company Ltd.*                                      88,932
     130,000   China Shipping Development
                 Co., Ltd.                                               108,556
                                                                 ---------------
                                                                         197,488
                                                                 ---------------
               MULTI-LINE INSURANCE
     262,500   Ping An Insurance (Group)
                 Co. of China Ltd.*                                      413,107
                                                                 ---------------
               OIL REFINING/MARKETING
      72,000   Sinopec Zhenhai Refining &
                 Chemical Co., Ltd.                                       68,911
                                                                 ---------------
               OTHER METALS/MINERALS
     116,000   Jiangxi Copper Co., Ltd.                                   61,472
                                                                 ---------------
               OTHER TRANSPORTATION
     134,000   Beijing Capital International
                 Airport Co., Ltd.                                        48,201
     122,000   Jiangsu Expressway
                 Co., Ltd.                                                51,721

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
     144,000   Zhejiang Expressway
                 Co., Ltd.                                       $        97,122
                                                                 ---------------
                                                                         197,044
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     346,000   PICC Property & Casualty
                 Company Ltd.*                                           124,460
                                                                 ---------------
               STEEL
      90,000   Angang New Steel
                 Co., Ltd.                                                36,421
     174,000   Maanshan Iron & Steel
                 Co., Ltd.                                                60,913
                                                                 ---------------
                                                                          97,334
                                                                 ---------------
               TEXTILES
      34,500   Weiqiao Textile Co., Ltd.                                  50,305
                                                                 ---------------
               TOTAL CHINA                                             4,597,486
                                                                 ---------------
               DENMARK (0.4%)
               BIOTECHNOLOGY
       1,350   Novozymes A/S (B Shares)                                   60,175
                                                                 ---------------
               ELECTRICAL PRODUCTS
       2,400   Vestas Wind Systems A/S*                                   29,842
                                                                 ---------------
               MAJOR BANKS
      36,544   Danske Bank A/S                                         1,023,567
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       1,900   TDC A/S                                                    70,466
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
       2,000   Falck A/S*                                                 16,625
       1,100   ISS A/S                                                    58,686
                                                                 ---------------
                                                                          75,311
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      10,550   Novo Nordisk
               A/S (Series B)                                            525,630
                                                                 ---------------
               TOTAL DENMARK                                           1,784,991
                                                                 ---------------
               FINLAND (1.6%)
               BUILDING PRODUCTS
       1,178   Uponor Oyj                                                 41,423
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
       3,675   Kone Oyj (B Shares)                               $       236,371
                                                                 ---------------
               FOOD RETAIL
      16,110   Kesko Oyj (B Shares)                                      361,527
                                                                 ---------------
               INDUSTRIAL MACHINERY
      17,131   Metso Oyj                                                 241,836
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
       8,260   TietoEnator Oyj                                           232,365
                                                                 ---------------
               MULTI-LINE INSURANCE
      18,410   Sampo Oyj (A Shares)                                      219,872
                                                                 ---------------
               OIL REFINING/MARKETING
      21,853   Fortum Oyj                                                335,321
                                                                 ---------------
               OTHER METALS/MINERALS
      10,878   Outokumpu Oyj                                             187,920
                                                                 ---------------
               PULP & PAPER
      39,857   Stora Enso Oyj
                 (Registered Shares)                                     570,300
      30,171   UPM-Kymmene Oyj                                           597,985
                                                                 ---------------
                                                                       1,168,285
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
     266,997   Nokia Oyj                                               4,127,636
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
       3,297   Wartsila Oyj (B Shares)                                    89,798
                                                                 ---------------
               TOTAL FINLAND                                           7,242,354
                                                                 ---------------
               FRANCE (8.2%)
               ADVERTISING/MARKETING
               SERVICES
       5,525   Publicis Groupe                                           165,175
                                                                 ---------------
               AEROSPACE & DEFENSE
      11,782   THALES                                                    425,906
         715   Zodiac S.A.                                                27,739
                                                                 ---------------
                                                                         453,645
                                                                 ---------------
               APPAREL/FOOTWEAR
      21,989   LVMH Moet Hennessy Louis
                 Vuitton S.A.                                          1,509,901
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               AUTO PARTS: O.E.M.
       4,022   Valeo S.A.                                        $       148,888
                                                                 ---------------
               AUTOMOTIVE AFTERMARKET
       7,399   Compagnie Generale
                 des Etablissements
                 Michelin (B Shares)                                     403,516
                                                                 ---------------
               BROADCASTING
       6,704   Societe Television
                 Francaise 1                                             202,223
                                                                 ---------------
               BUILDING PRODUCTS
      22,618   Compagnie de Saint-Gobain                               1,245,076
                                                                 ---------------
               CHEMICALS: SPECIALTY
       7,077   L'Air Liquide S.A.                                      1,145,649
                                                                 ---------------
               CONSTRUCTION MATERIALS
       3,124   Imerys S.A.                                               220,106
       9,635   Lafarge S.A.                                              881,516
                                                                 ---------------
                                                                       1,101,622
                                                                 ---------------
               DATA PROCESSING SERVICES
         757   Atos Origin S.A.*                                          47,440
                                                                 ---------------
               ELECTRIC UTILITIES
      36,915   Suez S.A.                                                 864,763
                                                                 ---------------
               ELECTRICAL PRODUCTS
       4,176   Alstom*                                                     2,830
       9,987   Schneider Electric S.A.                                   662,783
                                                                 ---------------
                                                                         665,613
                                                                 ---------------
               ELECTRONICS/APPLIANCES
      15,729   Thomson                                                   356,799
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      21,786   Bouygues S.A.                                             860,248
       4,370   Vinci S.A.                                                521,632
                                                                 ---------------
                                                                       1,381,880
                                                                 ---------------
               FOOD DISTRIBUTORS
       6,222   Sodexho Alliance S.A.                                     157,610
                                                                 ---------------
               FOOD RETAIL
      18,709   Carrefour S.A.                                            821,283
       2,465   Casino Guichard Perrachon                                 170,681
                                                                 ---------------
                                                                         991,964
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
       8,092   Groupe Danone                                     $       678,779
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
      11,064   Accor S.A. Ltd.                                           460,361
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
       6,087   Cap Gemini S.A.*                                          153,567
                                                                 ---------------
               INTEGRATED OIL
      34,131   Total S.A.                                              7,113,859
                                                                 ---------------
               INTERNET SOFTWARE/SERVICES
       2,289   Business Objects S.A.*                                     58,539
                                                                 ---------------
               LIFE/HEALTH INSURANCE
       4,001   CNP Assurances                                            272,943
                                                                 ---------------
               MAJOR BANKS
      48,423   BNP Paribas                                             3,303,351
      19,003   Societe Generale                                        1,766,547
                                                                 ---------------
                                                                       5,069,898
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      66,280   France Telecom S.A.*                                    1,901,840
                                                                 ---------------
               MEDIA CONGLOMERATES
      52,516   Vivendi Universal*                                      1,437,729
                                                                 ---------------
               MEDICAL SPECIALTIES
       1,745   Essilor International S.A.                                118,707
                                                                 ---------------
               MOTOR VEHICLES
      10,155   PSA Peugeot Citroen                                       625,497
       9,166   Renault S.A.                                              768,869
                                                                 ---------------
                                                                       1,394,366
                                                                 ---------------
               MULTI-LINE INSURANCE
      80,387   AXA                                                     1,734,082
                                                                 ---------------
               OILFIELD SERVICES/EQUIPMENT
         270   Technip S.A.                                               42,431
                                                                 ---------------
               OTHER CONSUMER SPECIALTIES
       3,632   Societe BIC S.A.                                          168,772
                                                                 ---------------
               PACKAGED SOFTWARE
       2,132   Dassault Systemes S.A.                                    108,448
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
      37,625   Sanofi-Aventis                                    $     2,756,765
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
       7,187   Lagardere S.C.A.                                          464,096
                                                                 ---------------
               REGIONAL BANKS
      20,076   Credit Agricole S.A.                                      589,667
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
      69,060   Alcatel*                                                1,011,998
       1,111   Sagem S.A.                                                101,362
                                                                 ---------------
                                                                       1,113,360
                                                                 ---------------
               WATER UTILITIES
       7,990   Veolia Environnement                                      242,649
                                                                 ---------------
               TOTAL FRANCE                                           36,722,622
                                                                 ---------------
               GERMANY (5.9%)
               AIR FREIGHT/COURIERS
      24,210   Deutsche Post AG
                 (Registered Shares)                                     474,266
                                                                 ---------------
               AIRLINES
       9,924   Deutsche Lufthansa AG
                 (Registered Shares)*                                    131,086
                                                                 ---------------
               APPAREL/FOOTWEAR
         713   Adidas-Salomon AG                                          99,860
         352   Puma AG                                                    88,355
                                                                 ---------------
                                                                         188,215
                                                                 ---------------
               AUTO PARTS: O.E.M.
       5,689   Continental AG                                            311,350
                                                                 ---------------
               BROADCASTING
       3,613   ProSiebenSat.1 Media
                 AG (Pref.)                                               64,864
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      25,066   BASF AG                                                 1,567,338
      30,817   Bayer AG                                                  875,201
                                                                 ---------------
                                                                       2,442,539
                                                                 ---------------
               CHEMICALS: SPECIALTY
       5,258   Linde AG                                                  318,353
                                                                 ---------------
               CONSTRUCTION MATERIALS
       1,705   HeidelbergCement AG                               $        84,111
                                                                 ---------------
               DEPARTMENT STORES
       3,143   KarstadtQuelle AG                                          35,729
       5,916   Metro AG                                                  283,150
                                                                 ---------------
                                                                         318,879
                                                                 ---------------
               ELECTRIC UTILITIES
      28,538   E. ON AG                                                2,327,430
      16,993   RWE AG                                                    902,186
                                                                 ---------------
                                                                       3,229,616
                                                                 ---------------
               ELECTRONIC COMPONENTS
       2,245   Epcos AG*                                                  34,132
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
       1,721   Beiersdorf AG                                             163,794
       1,974   Henkel KGaA - Vorzug (Pref.)                              148,092
                                                                 ---------------
                                                                         311,886
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
       5,153   MAN AG                                                    178,566
      42,138   Siemens AG
                (Registered Shares)                                    3,144,007
      17,270   ThyssenKrupp AG                                           324,622
                                                                 ---------------
                                                                       3,647,195
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
       9,677   Deutsche Boerse AG                                        484,441
                                                                 ---------------
               MAJOR BANKS
      36,991   Bayerische Hypo - und
                Vereinsbank AG*                                          725,115
      44,366   Commerzbank AG*                                           812,952
      39,631   Deutsche Bank AG
                (Registered Shares)                                    3,019,792
                                                                 ---------------
                                                                       4,557,859
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     139,131   Deutsche Telekom AG
                (Registered Shares)*                                   2,672,160
                                                                 ---------------
               MEDICAL DISTRIBUTORS
       1,657   Celesio AG                                                120,412
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MEDICAL/NURSING SERVICES
       2,949   Fresenius Medical Care AG                         $       226,253
                                                                 ---------------
               MOTOR VEHICLES
      38,795   DaimlerChrysler AG
                 (Registered Shares)                                   1,606,280
         350   Porsche AG (Pref.)                                        223,307
      10,260   Volkswagen AG                                             456,820
       5,105   Volkswagen AG (Pref.)                                     164,369
                                                                 ---------------
                                                                       2,450,776
                                                                 ---------------
               MULTI-LINE INSURANCE
      13,116   Allianz AG
                 (Registered Shares)                                   1,398,402
       2,189   Muenchener Rueckver AG
                 (Registered Shares)                                     214,633
                                                                 ---------------
                                                                       1,613,035
                                                                 ---------------
               OTHER CONSUMER SERVICES
       5,732   TUI AG                                                    119,764
                                                                 ---------------
               PACKAGED SOFTWARE
       8,217   SAP AG                                                  1,403,010
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
       2,302   Merck KGaA                                                128,546
       6,839   Schering AG                                               440,662
                                                                 ---------------
                                                                         569,208
                                                                 ---------------
               PHARMACEUTICALS: OTHER
       2,901   Altana AG                                                 146,934
                                                                 ---------------
               SEMICONDUCTORS
      22,728   Infineon Technologies AG*                                 248,192
                                                                 ---------------
               SPECIALTY STORES
       2,321   Douglas Holding AG                                         71,674
                                                                 ---------------
               TOTAL GERMANY                                          26,240,210
                                                                 ---------------
               GREECE (0.2%)
               CONSTRUCTION MATERIALS
       2,600   Titan Cement Co.                                           68,554
                                                                 ---------------
               MAJOR BANKS
      14,881   National Bank of Greece S.A.                              416,340
                                                                 ---------------
               REGIONAL BANKS
       9,840   Alpha Bank A.E.                                           282,601
       6,896   EFG Eurobank Ergasias                             $       189,056
                                                                 ---------------
                                                                         471,657
                                                                 ---------------
               TOTAL GREECE                                              956,551
                                                                 ---------------
               HONG KONG (1.8%)
               AIRLINES
      66,000   Cathay Pacific Airways Ltd.                               114,466
                                                                 ---------------
               APPAREL/FOOTWEAR
      30,500   Yue Yuen Industrial
                 (Holdings) Ltd.                                          76,603
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
      56,500   Esprit Holdings Ltd.                                      301,953
                                                                 ---------------
               BROADCASTING
      10,000   Television Broadcasts Ltd.                                 42,780
                                                                 ---------------
               CONSTRUCTION MATERIALS
      36,000   Cheung Kong Infrastructure
                Holdings Ltd.                                             95,966
                                                                 ---------------
               ELECTRIC UTILITIES
     114,300   CLP Holdings Ltd.                                         656,373
     144,000   Datang International Power
                 Generation Co., Ltd.                                    114,697
      89,000   Hong Kong Electric
                 Holdings Ltd.                                           397,893
                                                                 ---------------
                                                                       1,168,963
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
       3,000   ASM Pacific Technology Ltd.                                 9,732
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      21,000   Hopewell Holdings Ltd.                                     45,189
      88,252   New World Development
                 Co., Ltd.                                                77,096
                                                                 ---------------
                                                                         122,285
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      80,000   Wharf (Holdings) Ltd. (The)                               263,104
                                                                 ---------------
               GAS DISTRIBUTORS
     250,483   Hong Kong & China Gas
                 Co., Ltd.                                               482,688
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               HOTELS/RESORTS/CRUISELINES
      73,872   Shangri-La Asia Ltd.                              $        84,938
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     141,900   Hutchison Whampoa Ltd.                                  1,089,225
      61,000   Swire Pacific Ltd. (Class A)                              431,012
                                                                 ---------------
                                                                       1,520,237
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
      67,000   Hong Kong Exchanges &
                 Clearing Ltd.                                           152,351
                                                                 ---------------
               MAJOR BANKS
      94,222   Bank of East Asia, Ltd. (The)                             269,932
     171,500   BOC Hong Kong
                 (Holdings) Ltd.                                         311,758
      46,000   Hang Seng Bank Ltd.                                       611,639
                                                                 ---------------
                                                                       1,193,329
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     201,611   PCCW Ltd.*                                                122,381
                                                                 ---------------
               MISCELLANEOUS MANUFACTURING
      95,500   Johnson Electric
                 Holdings Ltd.                                            95,083
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
      24,000   SCMP Group Ltd.                                             9,635
                                                                 ---------------
               RAILROADS
      91,472   MTR Corp., Ltd.                                           136,902
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
      98,000   Cheung Kong (Holdings) Ltd.                               812,050
      79,000   Hang Lung Properties Ltd.                                 117,221
      44,000   Henderson Land Development
                 Co., Ltd.                                               204,060
      15,443   Hysan Development
                 Co., Ltd.                                                25,593
      63,597   Sino Land Co., Ltd.                                        54,332
      86,000   Sun Hung Kai
                 Properties Ltd.                                         795,478
                                                                 ---------------
                                                                       2,008,734
                                                                 ---------------
               TOOLS/HARDWARE
      59,000   Techtronic Industries
                 Co., Ltd.                                               117,485
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
     104,000   Li & Fung Ltd.                                    $       153,649
                                                                 ---------------
               TOTAL HONG KONG                                         8,273,264
                                                                 ---------------
               IRELAND (0.6%)
               CONSTRUCTION MATERIALS
      12,892   CRH PLC                                                   308,270
                                                                 ---------------
               FINANCIAL CONGLOMERATES
       2,000   Irish Life & Permanent PLC                                 33,758
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
       2,150   DCC PLC                                                    43,712
                                                                 ---------------
               MAJOR BANKS
      48,178   Allied Irish Banks PLC                                    840,911
      56,372   Bank of Ireland                                           774,891
                                                                 ---------------
                                                                       1,615,802
                                                                 ---------------
               PHARMACEUTICALS: OTHER
      16,100   Elan Corporation PLC*                                     415,859
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
      21,900   Independent News &
                 Media PLC                                                63,848
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
       4,250   Grafton Group PLC (Units)++*                               38,313
                                                                 ---------------
               TOTAL IRELAND                                           2,519,562
                                                                 ---------------
               ITALY (2.1%)
               AEROSPACE & DEFENSE
      87,085   Finmeccanica SpA                                           69,375
                                                                 ---------------
               APPAREL/FOOTWEAR
       1,582   Benetton Group SpA                                         18,307
                                                                 ---------------
               BROADCASTING
      20,223   Mediaset SpA                                              231,181
                                                                 ---------------
               COMMERCIAL PRINTING/FORMS
     109,717   Seat Pagine Gialle SpA                                     37,248
                                                                 ---------------
               CONSTRUCTION MATERIALS
       1,767   Italcementi SpA                                            27,204
                                                                 ---------------
               ELECTRIC UTILITIES
      65,980   Enel SpA                                                  598,174
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES
       2,989   Banca Fideuram SpA                                $        15,097
      53,638   Pirelli & C. SpA                                           59,808
                                                                 ---------------
                                                                          74,905
                                                                 ---------------
               INTEGRATED OIL
      76,536   ENI SpA                                                 1,742,025
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
       4,683   Mediobanca SpA                                             65,031
                                                                 ---------------
               LIFE/HEALTH INSURANCE
       5,636   Alleanza Assicurazioni SpA                                 66,662
       8,121   Assicurazioni Generali SpA                                241,643
       2,246   Mediolanum SpA                                             14,130
                                                                 ---------------
                                                                         322,435
                                                                 ---------------
               MAJOR BANKS
     127,353   Banca Intesa SpA                                          522,737
       7,450   Banca Intesa SpA - RNC                                     25,149
       5,524   Banca Monte dei Paschi
                 di Siena SpA                                             16,529
      11,535   Banca Nazionale del
                 Lavoro SpA*                                              26,771
      60,947   SanPaolo IMI SpA                                          774,653
     158,005   UniCredito Italiano SpA                                   850,593
                                                                 ---------------
                                                                       2,216,432
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     457,034   Telecom Italia SpA                                      1,525,308
     277,497   Telecom Italia SpA - RNC                                  691,929
                                                                 ---------------
                                                                       2,217,237
                                                                 ---------------
               MOTOR VEHICLES
      14,779   Fiat SpA*                                                 107,718
                                                                 ---------------
               MULTI-LINE INSURANCE
       2,833   Riunione Adriatica di
                 Sicurta SpA                                              59,990
                                                                 ---------------
               OIL & GAS PIPELINES
      11,337   Snam Rete Gas SpA                                          57,697
                                                                 ---------------
               REGIONAL BANKS
       2,130   Banca Popolare di
                 Milano Scrl                                              15,007
      12,764   Banco Popolare di Verona e
                 Novara Scrl                                     $       226,866
                                                                 ---------------
                                                                         241,873
                                                                 ---------------
               RESTAURANTS
       2,053   Autogrill SpA*                                             30,294
                                                                 ---------------
               SPECIALTY TELECOMMUNICATIONS
       3,531   Tiscali SpA*                                               14,448
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
     193,673   Telecom Italia Mobile
                 SpA (T.I.M.)                                          1,144,141
                                                                 ---------------
               TOTAL ITALY                                             9,275,715
                                                                 ---------------
               JAPAN (25.6%)
               ADVERTISING/MARKETING
               SERVICES
       2,950   Asatsu - DK Inc.                                           83,872
                                                                 ---------------
               AGRICULTURAL COMMODITIES/
               MILLING
      10,000   Nisshin Seifun Group Inc.                                 100,028
                                                                 ---------------
               AIR FREIGHT/COURIERS
      62,500   Nippon Express Co., Ltd.                                  301,667
      21,035   Yamato Transport Co., Ltd.                                283,924
                                                                 ---------------
                                                                         585,591
                                                                 ---------------
               AIRLINES
      67,000   Japan Airlines Corp.*                                     183,527
                                                                 ---------------
               APPAREL/FOOTWEAR
      12,546   Onward Kashiyama
                 Co., Ltd.                                               163,535
       6,000   Wacoal Corp.                                               68,008
                                                                 ---------------
                                                                         231,543
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
       5,400   Fast Retailing Co., Ltd.                                  343,780
       2,300   Shimamura Co., Ltd.                                       168,801
       2,500   World Co., Ltd.                                            73,203
                                                                 ---------------
                                                                         585,784
                                                                 ---------------
               AUTO PARTS: O.E.M.
      47,000   Denso Corporation                                       1,127,609
      17,059   NGK Spark Plug Co., Ltd.                                  167,899

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       2,000   Sanden Corp.                                      $        13,073
       2,900   Stanley Electric Co., Ltd.                                 44,786
         800   Toyoda Gosei Co., Ltd.                                     15,264
       6,850   Toyota Industries Corp.                                   155,608
                                                                 ---------------
                                                                       1,524,239
                                                                 ---------------
               AUTOMOTIVE AFTERMARKET
      58,000   Bridgestone Corp.                                       1,051,856
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
      26,800   Asahi Breweries, Ltd.                                     276,430
      67,051   Kirin Brewery Co., Ltd.                                   602,933
      14,000   Sapporo Holdings, Ltd.                                     55,937
       9,000   Takara Holdings Inc.                                       58,317
                                                                 ---------------
                                                                         993,617
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC
       1,100   Coca-Cola West Japan
                 Co., Ltd.                                                26,703
       1,500   ITO EN, Ltd.                                               67,866
                                                                 ---------------
                                                                          94,569
                                                                 ---------------
               BROADCASTING
          31   Fuji Television Network, Inc.                              69,982
       7,300   Tokyo Broadcasting
                 System, Inc.                                            117,081
                                                                 ---------------
                                                                         187,063
                                                                 ---------------
               BUILDING PRODUCTS
      13,462   JS Group Corp.                                            239,816
      26,000   Nippon Sheet Glass
                 Company, Ltd.                                            87,674
      33,500   Toto Ltd.                                                 300,605
                                                                 ---------------
                                                                         628,095
                                                                 ---------------
               CHEMICALS: AGRICULTURAL
      10,500   Nissan Chemical
                 Industries, Ltd.                                         85,392
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      91,000   Asahi Kasei Corp.                                         388,514
      18,000   Ishihara Sangyo
                 Kaisha, Ltd.*                                            37,744
     130,500   Mitsubishi Chemical Corp.                                 378,422
                                                                 ---------------
                                                                         804,680
                                                                 ---------------
               CHEMICALS: SPECIALTY
      12,000   Daicel Chemical
                 Industries, Ltd.                                $        56,787
      52,588   Dainippon Ink &
                 Chemicals, Inc.                                         118,717
      33,546   Denki Kagaku Kogyo
                 Kabushiki Kaisha                                        102,029
      12,008   JSR Corp.                                                 218,678
      20,000   Kaneka Corp.                                              208,747
      28,056   Kuraray Co., Ltd.                                         219,424
      43,599   Mitsubishi Rayon Co., Ltd.                                139,194
      40,500   Mitsui Chemicals, Inc.                                    198,158
      27,097   Shin-Etsu Chemical Co., Ltd.                            1,031,462
      16,000   Showa Denko K.K.                                           38,689
      11,000   Sumitomo Bakelite Co., Ltd.                                64,834
     102,000   Sumitomo Chemical Co., Ltd.                               495,211
      40,500   Tosoh Corp.                                               171,763
                                                                 ---------------
                                                                       3,063,693
                                                                 ---------------
               COMMERCIAL PRINTING/FORMS
      32,000   Dai Nippon Printing Co., Ltd.                             438,576
      31,000   Toppan Printing Co., Ltd.                                 299,839
                                                                 ---------------
                                                                         738,415
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE
     138,000   Fujitsu Ltd.                                              822,499
                                                                 ---------------
               CONSTRUCTION MATERIALS
      13,000   Taiheyo Cement Corp.                                       29,470
                                                                 ---------------
               CONTAINERS/PACKAGING
      14,417   Toyo Seikan Kaisha, Ltd.                                  224,827
                                                                 ---------------
               DEPARTMENT STORES
      24,000   Daimaru, Inc. (The)                                       178,634
       6,000   Hankyu Department
                 Stores, Inc.                                             41,938
      16,814   Isetan Co., Ltd.                                          171,523
      31,107   Marui Co., Ltd.                                           390,490
      40,716   Mitsukoshi, Ltd.                                          180,755
      28,040   Takashimaya Co., Ltd.                                     240,487
                                                                 ---------------
                                                                       1,203,827
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               ELECTRIC UTILITIES
      10,700   Chubu Electric Power Co.                          $       232,960
      32,300   Kansai Electric Power
                 Co., Inc. (The)                                         606,521
       6,200   Kyushu Electric Power
                 Co., Inc.                                               122,981
      17,600   Tohoku Electric Power
                 Co., Inc.                                               300,731
      48,200   Tokyo Electric Power
                 Co., Inc. (The)                                       1,092,661
                                                                 ---------------
                                                                       2,355,854
                                                                 ---------------
               ELECTRICAL PRODUCTS
      14,000   Fujikura Ltd.                                              61,623
      42,500   Furukawa Electric
                 Co., Ltd. (The)*                                        178,237
       2,400   Mabuchi Motor Co., Ltd.                                   178,407
      13,000   Matsushita Electric
                 Works, Ltd.                                             107,320
      28,560   NGK Insulators, Ltd.                                      230,919
       3,604   Nidec Corp.                                               390,799
      42,000   Sumitomo Electric
                 Industries, Ltd.                                        398,697
       1,000   Ushio Inc.                                                 17,342
                                                                 ---------------
                                                                       1,563,344
                                                                 ---------------
               ELECTRONIC COMPONENTS
      13,000   Alps Electric Co. Ltd.                                    156,806
      22,500   Citizen Watch Co., Ltd.                                   211,675
       2,600   Hirose Electric Co., Ltd.                                 258,109
       8,000   Hoya Corp.                                                822,140
      17,900   Murata Manufacturing
                 Co., Ltd.                                               853,830
       7,000   Taiyo Yuden Co., Ltd.                                      73,127
       9,452   TDK Corp.                                                 657,096
                                                                 ---------------
                                                                       3,032,783
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      63,904   Canon, Inc.                                             3,156,871
      27,500   Casio Computer Co., Ltd.                                  327,028
       2,447   Keyence Corp.                                             551,944
      34,030   Konica Minolta Holdings, Inc.                             454,505
      12,500   Kyocera Corp.                                     $       907,953
     145,500   Matsushita Electric Industrial
                 Co., Ltd.                                             2,112,341
     132,552   Mitsubishi Electric Corp.                                 621,005
     125,500   NEC Corp.                                                 697,025
      48,000   OKi Electric Industry
                 Co., Ltd.*                                              164,579
      16,504   Omron Corp.                                               374,914
      51,432   Ricoh Co., Ltd.                                           961,891
     121,000   Sanyo Electric Co. Ltd.                                   387,447
       8,200   Seiko Epson Corp.                                         339,246
     222,026   Toshiba Corp.                                             895,486
      17,000   Yokogawa Electric Corp.                                   221,914
                                                                 ---------------
                                                                      12,174,149
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
       5,850   Advantest Corp.                                           409,450
      23,000   Nikon Corp.*                                              226,155
      13,200   Tokyo Electron Ltd.                                       716,917
                                                                 ---------------
                                                                       1,352,522
                                                                 ---------------
               ELECTRONICS/APPLIANCE STORES
       8,800   Yamada Denki Co., Ltd.                                    312,534
                                                                 ---------------
               ELECTRONICS/APPLIANCES
      27,000   Fuji Photo Film Co., Ltd.                                 923,208
      12,104   Pioneer Corp.                                             219,397
      60,500   Sharp Corp.                                               836,611
      51,496   Sony Corp.                                              1,794,845
                                                                 ---------------
                                                                       3,774,061
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      11,546   JGC Corp.                                                 122,472
      81,000   Kajima Corp.                                              306,036
      42,571   Obayashi Corp.                                            229,201
      63,000   Shimizu Corporation                                       267,781
      39,000   Taisei Corp.                                              139,615
                                                                 ---------------
                                                                       1,065,105
                                                                 ---------------
               FINANCE/RENTAL/LEASING
       2,600   Acom Co., Ltd.                                            163,313
       1,550   Aiful Corp.                                               154,898
       4,900   Credit Saison Co., Ltd.                                   156,900

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       2,900   Orix Corp.                                        $       340,484
       3,200   Promise Co., Ltd.                                         203,722
       2,390   Takefuji Corp.                                            151,252
                                                                 ---------------
                                                                       1,170,569
                                                                 ---------------
               FINANCIAL CONGLOMERATES
         439   Mizuho Financial
                 Group, Inc.                                           1,695,957
                                                                 ---------------
               FOOD RETAIL
      30,606   Aeon Co., Ltd.                                            490,297
       4,452   FamilyMart Co., Ltd.                                      119,637
      22,507   Ito-Yokado Co., Ltd.                                      807,845
       4,003   Lawson, Inc.                                              133,849
      26,000   Seven - Eleven Japan
                 Co., Ltd.                                               753,944
                                                                 ---------------
                                                                       2,305,572
                                                                 ---------------
               FOOD: MEAT/FISH/DAIRY
      13,000   Meiji Dairies Corp.                                        74,166
      15,000   Nippon Meat Packers, Inc.                                 187,305
       7,000   Yakult Honsha Co., Ltd.                                   110,881
                                                                 ---------------
                                                                         372,352
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
      42,000   Ajinomoto Co., Inc.                                       465,741
         900   House Foods Corp.                                          12,343
       8,500   Kikkoman Corp.                                             74,828
      16,000   Meiji Seika Kaisha Ltd.                                    65,892
       5,150   Nissin Food Products
                 Co., Ltd.                                               125,746
       7,000   Yamazaki Baking Co., Ltd.                                  61,821
                                                                 ---------------
                                                                         806,371
                                                                 ---------------
               GAS DISTRIBUTORS
      84,000   Osaka Gas Co., Ltd.                                       243,582
      95,000   Tokyo Gas Co., Ltd.                                       354,444
                                                                 ---------------
                                                                         598,026
                                                                 ---------------
               HOME BUILDING
       8,106   Daito Trust Construction
                 Co., Ltd.                                               343,014
      42,000   Daiwa House Industry
                 Co., Ltd.                                               430,037
      24,572   Sekisui Chemical Co., Ltd.                        $       156,433
      48,046   Sekisui House, Ltd.                                       496,480
                                                                 ---------------
                                                                       1,425,964
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
      34,000   Kao Corp.                                                 785,208
      26,000   Shiseido Company, Ltd.                                    339,643
       3,100   Uni-Charm Corp.                                           156,947
                                                                 ---------------
                                                                       1,281,798
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     249,000   Hitachi, Ltd.                                           1,568,745
      62,000   Kawasaki Heavy
                 Industries, Ltd.                                         98,385
                                                                 ---------------
                                                                       1,667,130
                                                                 ---------------
               INDUSTRIAL MACHINERY
      19,053   Amada Co., Ltd.                                           101,501
      10,400   Daikin Industries Ltd.                                    253,443
      12,050   Fanuc Ltd.                                                728,441
      67,530   Ishikawajima-Harima Heavy
                 Industries Co., Ltd.                                     88,662
     229,550   Mitsubishi Heavy
                 Industries, Ltd.                                        646,131
       4,305   SMC Corporation                                           461,526
       1,800   THK Co., Ltd.                                              31,318
                                                                 ---------------
                                                                       2,311,022
                                                                 ---------------
               INDUSTRIAL SPECIALTIES
      79,500   Asahi Glass Company, Ltd.                                 731,397
      12,400   Nitto Denko Corp.                                         589,138
                                                                 ---------------
                                                                       1,320,535
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
       5,900   CSK Corp.                                                 239,076
       2,700   Itochu Techno-Science Corp.                               109,153
          40   Net One Systems Co., Ltd.                                 152,640
       1,700   Nomura Research
                 Institute, Ltd.                                         148,692
         107   NTT Data Corp.                                            294,106
      17,300   Softbank Corp.                                            784,358
       3,200   TIS Inc.                                                  108,208
                                                                 ---------------
                                                                       1,836,233
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INTERNET SOFTWARE/SERVICES
          62   Yahoo Japan Corp.*                                $       280,514
          62   Yahoo Japan Corp.
                 (Bonus Shares) (WI)*                                    269,973
                                                                 ---------------
                                                                         550,487
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
     211,000   Daiwa Securities Group Inc.                             1,295,457
      75,000   Nikko Cordial Corp.                                       335,789
     138,550   Nomura Holdings, Inc.                                   1,701,285
                                                                 ---------------
                                                                       3,332,531
                                                                 ---------------
               MAJOR BANKS
         413   Mitsubishi Tokyo Financial
                 Group, Inc.                                           3,510,910
      63,123   Mitsui Trust Holdings, Inc.                               434,653
         183   Sumitomo Mitsui Financial
                 Group, Inc.                                           1,190,961
      94,081   Sumitomo Trust & Banking
                 Co., Ltd. (The)                                         549,184
         236   UFJ Holdings, Inc.*                                     1,096,741
                                                                 ---------------
                                                                       6,782,449
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
         470   Nippon Telegraph &
                 Telephone Corp.                                       1,997,733
                                                                 ---------------
               MARINE SHIPPING
       3,000   Kamigumi Co. Ltd.                                          21,309
       5,000   Kawasaki Kisen Kaisha, Ltd.                                33,390
       8,000   Mitsui O.S.K. Lines, Ltd.                                  47,454
      78,015   Nippon Yusen
                 Kabushiki Kaisha                                        392,765
                                                                 ---------------
                                                                         494,918
                                                                 ---------------
               MEDICAL SPECIALTIES
      10,400   Olympus Corp.                                             201,870
      14,750   Terumo Corp.                                              367,810
                                                                 ---------------
                                                                         569,680
                                                                 ---------------
               METAL FABRICATIONS
      22,000   Minebea Co., Ltd.                                          93,511
       8,000   Mitsubishi Materials Corp.                                 16,095
      42,604   Mitsui Mining & Smelting
                 Co., Ltd.                                               168,613
      50,553   NSK Ltd.                                          $       217,740
      31,551   NTN Corp.                                                 165,995
                                                                 ---------------
                                                                         661,954
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
         220   Bellsystem 24, Inc.                                        56,730
         700   OBIC Co., Ltd.                                            131,510
      10,485   Secom Co., Ltd.                                           381,291
       3,500   USS Co. Ltd.                                              283,319
                                                                 ---------------
                                                                         852,850
                                                                 ---------------
               MISCELLANEOUS MANUFACTURING
      25,527   Ebara Corp.                                               118,147
       1,000   Hitachi Chemical Co., Ltd.                                 15,812
       5,400   Kurita Water Industries Ltd.                               79,773
       7,500   Takuma Co., Ltd.                                           55,256
                                                                 ---------------
                                                                         268,988
                                                                 ---------------
               MOTOR VEHICLES
      64,709   Honda Motor Co., Ltd.                                   3,129,405
     194,305   Nissan Motor Co., Ltd.                                  2,193,204
     188,355   Toyota Motor Corp.                                      7,347,749
       2,000   Yamaha Motor Co., Ltd.                                     30,471
                                                                 ---------------
                                                                      12,700,829
                                                                 ---------------
               MOVIES/ENTERTAINMENT
         600   Namco Ltd.                                                  7,016
         600   Namco Ltd. (Bonus
                 Shares) (WI)*                                             7,022
       3,600   Oriental Land Co. Ltd.                                    214,905
       6,250   TOHO Co., Ltd.                                             90,146
                                                                 ---------------
                                                                         319,089
                                                                 ---------------
               OFFICE EQUIPMENT/SUPPLIES
       5,200   Kokuyo Co., Ltd.                                           55,502
                                                                 ---------------
               OIL & GAS PRODUCTION
      12,000   Teikoku Oil Co., Ltd.                                      65,968
                                                                 ---------------
               OIL REFINING/MARKETING
     113,000   Nippon Oil Corp.                                          718,324
      13,800   Showa Shell Sekiyu K.K.                                   123,831
       8,000   TonenGeneral Sekiyu K.K.                                   69,821
                                                                 ---------------
                                                                         911,976
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               OTHER CONSUMER SERVICES
       4,254   Benesse Corp.                                     $       118,535
                                                                 ---------------
               OTHER METALS/MINERALS
      20,095   Dowa Mining Co., Ltd.                                     121,477
      24,000   Nippon Mining Holdings, Inc.                              114,253
      39,500   Sumitomo Metal Mining
                 Co., Ltd.                                               266,766
                                                                 ---------------
                                                                         502,496
                                                                 ---------------
               OTHER TRANSPORTATION
       6,000   Mitsubishi Logistics Corp.                                 53,556
                                                                 ---------------
               PACKAGED SOFTWARE
       3,050   Oracle Corp.                                              153,263
       7,200   Trend Micro Inc.                                          345,480
                                                                 ---------------
                                                                         498,743
                                                                 ---------------
               PERSONNEL SERVICES
       2,100   Meitec Corp.                                               79,144
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      34,900   Sankyo Co., Ltd.                                          725,229
      64,000   Takeda Pharmaceutical
                 Co., Ltd.                                             3,095,117
                                                                 ---------------
                                                                       3,820,346
                                                                 ---------------
               PHARMACEUTICALS: OTHER
      20,800   Chugai Pharmaceutical
                 Co., Ltd.                                               326,136
      17,100   Daiichi Pharmaceutical
                 Co., Ltd.                                               333,536
      18,200   Eisai Co., Ltd.                                           524,322
      12,200   Fujisawa Pharmaceutical
                 Co., Ltd.                                               319,203
       2,000   Kaken Pharmaceutical
                 Co., Ltd.                                                11,712
      28,000   Kyowa Hakko Kogyo
                 Co., Ltd.                                               196,241
      22,000   Shionogi & Co., Ltd.                                      341,834
      22,000   Taisho Pharmaceutical
                 Co., Ltd.                                               397,733
      25,000   Yamanouchi Pharmaceutical
                 Co., Ltd.                                               918,579
                                                                 ---------------
                                                                       3,369,296
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
         106   Millea Holdings, Inc.                             $     1,401,719
     172,000   Mitsui Sumitomo Insurance
                 Co., Ltd.                                             1,413,432
      63,000   Sompo Japan Insurance Inc.                                549,844
                                                                 ---------------
                                                                       3,364,995
                                                                 ---------------
               PULP & PAPER
          61   Nippon Paper Group, Inc.                                  271,380
      81,000   Oji Paper Co. Ltd.                                        462,879
                                                                 ---------------
                                                                         734,259
                                                                 ---------------
               RAILROADS
         101   Central Japan Railway Co.                                 818,532
         240   East Japan Railway Co.                                  1,262,681
      29,500   Keihin Electric Express
                 Railway Co., Ltd.                                       170,530
      15,000   Keio Electric Railway
                 Co., Ltd.                                                79,484
     116,550   Kintetsu Corp.                                            370,996
      64,500   Tobu Railway Co., Ltd.                                    229,683
      73,000   Tokyu Corp.                                               330,972
          28   West Japan Railway Co.                                    111,873
                                                                 ---------------
                                                                       3,374,751
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
     108,000   Mitsubishi Estate Co., Ltd.                             1,141,513
      92,500   Mitsui Fudosan Co., Ltd.                                  982,927
      36,500   Sumitomo Realty &
                 Development Co., Ltd.                                   401,648
                                                                 ---------------
                                                                       2,526,088
                                                                 ---------------
               REAL ESTATE INVESTMENT TRUSTS
          23   Japan Real Estate
                 Investments Corp.                                       184,226
          22   Nippon Building Fund Inc.                                 185,359
                                                                 ---------------
                                                                         369,585
                                                                 ---------------
               RECREATIONAL PRODUCTS
       6,900   Konami Corp.                                              155,767
       7,508   Nintendo Co., Ltd.                                        848,169
       7,350   Shimano, Inc.                                             180,852
       7,900   Yamaha Corp.                                              120,809
                                                                 ---------------
                                                                       1,305,597
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               RESTAURANTS
       9,807   Skylark Co., Ltd.                                 $       162,663
                                                                 ---------------
               SEMICONDUCTORS
       3,000   NEC Electronics Corp.                                     146,784
       8,205   Rohm Co., Ltd.                                            843,208
                                                                 ---------------
                                                                         989,992
                                                                 ---------------
               SPECIALTY STORES
       4,300   Shimachu Co., Ltd.                                        100,118
      10,000   UNY Co., Ltd.                                             100,217
                                                                 ---------------
                                                                         200,335
                                                                 ---------------
               STEEL
      31,800   JFE Holdings, Inc.                                        854,548
      22,000   Kobe Steel Ltd.                                            30,755
     445,108   Nippon Steel Corp.                                      1,042,663
       7,000   Nisshin Steel Co., Ltd.                                    15,340
      60,000   Sumitomo Metal
                 Industries, Ltd.                                         72,542
                                                                 ---------------
                                                                       2,015,848
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
       5,000   Uniden Corp.                                              108,388
                                                                 ---------------
               TEXTILES
       6,571   Nisshinbo Industries, Inc.                                 43,509
      66,608   Teijin Ltd.                                               259,209
      91,000   Toray Industries, Inc.                                    425,475
                                                                 ---------------
                                                                         728,193
                                                                 ---------------
               TOBACCO
          62   Japan Tobacco, Inc.                                       545,216
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
      73,500   Komatsu Ltd.                                              492,222
      89,000   Kubota Corp.                                              406,036
                                                                 ---------------
                                                                         898,258
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
      85,051   Itochu Corp.*                                             366,329
      84,550   Marubeni Corporation                                      222,017
      67,000   Mitsubishi Corp.                                          741,069
      30,000   Mitsui & Co., Ltd.                                        252,479
      57,000   Sumitomo Corporation                                      424,795
                                                                 ---------------
                                                                       2,006,689
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
         580   NTT DoCoMo, Inc.                                  $     1,024,464
                                                                 ---------------
               Total Japan                                           114,006,859
                                                                 ---------------
               Luxembourg (0.1%)
               STEEL
      21,473   Arcelor                                                   401,978
                                                                 ---------------
               Malaysia (0.7%)
               AGRICULTURAL COMMODITIES/
               MILLING
      60,000   IOI Corporation Berhad                                    149,980
      31,400   Kuala Lumpur
                 Kepong Berhad                                            54,943
                                                                 ---------------
                                                                         204,923
                                                                 ---------------
               BUILDING PRODUCTS
       6,600   O.Y.L. Industries Berhad                                   67,728
                                                                 ---------------
               CABLE/SATELLITE TV
      87,700   Astro All Asia
                 Networks PLC*                                           119,995
                                                                 ---------------
               CASINO/GAMING
      63,300   Berjaya Sports Toto Berhad                                 64,957
      30,400   Genting Berhad                                            135,182
      53,400   Magnum Corporation Berhad                                  35,267
      22,100   Tanjong PLC                                                75,014
                                                                 ---------------
                                                                         310,420
                                                                 ---------------
               ELECTRIC UTILITIES
      51,000   Malakoff Berhad                                            89,238
      74,000   Tenaga Nasional Berhad                                    216,129
      70,000   YTL Corp. Berhad                                           83,989
                                                                 ---------------
                                                                         389,356
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      36,000   Gamuda Berhad                                              47,362
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     119,000   AMMB Holdings Berhad                                      103,329
                                                                 ---------------
               FOODS & BEVERAGES
       9,000   Nestle (Malaysia) Berhad                                   53,282
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
      39,800   Resorts World Berhad                                      100,011
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MAJOR BANKS
     144,100   Malayan Banking Berhad                            $       417,077
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      72,000   Telekom Malaysia Berhad                                   217,866
                                                                 ---------------
               MARINE SHIPPING
      46,100   Malaysian International
                 Shipping Berhad                                         163,755
                                                                 ---------------
               MOTOR VEHICLES
      22,000   Proton Holdings Berhad                                     49,204
                                                                 ---------------
               OIL & GAS PIPELINES
      12,000   Petronas Gas Berhad                                        22,102
                                                                 ---------------
               OTHER TRANSPORTATION
     139,000   Plus Expressways Berhad                                    93,996
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
      64,500   SP Setia Berhad                                            64,492
                                                                 ---------------
               REGIONAL BANKS
     114,000   Commerce Asset-
                 Holdings Berhad                                         137,982
      60,600   Hong Leong Bank Berhad                                     83,713
      84,000   Public Bank Berhad                                        153,611
     112,000   RHB Capital Berhad                                         61,297
                                                                 ---------------
                                                                         436,603
                                                                 ---------------
               TOBACCO
      13,400   British American
                 Tobacco Berhad                                          160,426
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
     116,700   Sime Darby Berhad                                         175,027
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
      61,000   Maxis Communications
                 Berhad                                                  138,034
                                                                 ---------------
               Total Malaysia                                          3,334,988
                                                                 ---------------
               Netherlands (5.1%)
               AEROSPACE & DEFENSE
      17,588   European Aeronautic Defense
                 and Space Co.*                                          502,646
                                                                 ---------------
               AIR FREIGHT/COURIERS
      34,466   TPG NV                                                    834,718
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
      33,961   Heineken NV                                       $     1,070,015
                                                                 ---------------
               CHEMICALS: SPECIALTY
       2,492   DSM NV                                                    135,937
                                                                 ---------------
               CONSTRUCTION MATERIALS
      26,134   James Hardie Industries NV                                123,104
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
       4,702   OCE NV                                                     65,476
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
      26,490   ASML Holding NV*                                          378,359
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     102,313   ING Groep NV
                 (Share Certificates)                                  2,714,673
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
      33,051   Unilever NV
                 (Share Certificates)                                  1,927,162
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      74,860   Koninklijke (Royal) Philips
                 Electronics NV                                        1,775,671
                                                                 ---------------
               INDUSTRIAL SPECIALTIES
      13,830   Akzo Nobel NV                                             521,514
                                                                 ---------------
               INTEGRATED OIL
     121,919   Royal Dutch Petroleum Co.                               6,639,688
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
       5,529   Euronext NV                                               160,487
                                                                 ---------------
               LIFE/HEALTH INSURANCE
      84,184   Aegon NV                                                  923,603
                                                                 ---------------
               MAJOR BANKS
      94,977   ABN AMRO Holding NV                                     2,277,133
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     100,456   Koninklijke (Royal) KPN NV                                805,401
                                                                 ---------------
               PERSONNEL SERVICES
      11,320   Vedior NV                                                 166,751
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
      26,385   Reed Elsevier NV                                          347,507

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      10,664   VNU NV                                            $       291,948
      13,073   Wolters Kluwer NV
                 (Share Certificates)                                    238,878
                                                                 ---------------
                                                                         878,333
                                                                 ---------------
               SEMICONDUCTORS
      33,494   STMicroelectronics NV                                     618,876
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
       5,168   Hagemeyer NV*                                               9,450
                                                                 ---------------
               TOTAL NETHERLANDS                                      22,528,997
                                                                 ---------------
               NEW ZEALAND (0.0%)
               FOREST PRODUCTS
      47,022   Carter Holt Harvey Ltd.                                    69,171
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      23,290   Telecom Corporation of
                 New Zealand Ltd.                                         91,945
                                                                 ---------------
               TOTAL NEW ZEALAND                                         161,116
                                                                 ---------------

               NORWAY (0.4%)
               CHEMICALS: AGRICULTURAL
      10,967   Yara International ASA*                                   117,611
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      14,953   DnB NOR ASA                                               126,876
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
      11,900   Orkla ASA                                                 339,375
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
       8,467   Norsk Hydro ASA                                           623,963
                                                                 ---------------
               INTEGRATED OIL
      14,200   Statoil ASA                                               205,831
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       8,200   Telenor ASA                                                65,389
                                                                 ---------------
               MISCELLANEOUS MANUFACTURING
       6,715   Tomra Systems ASA                                          29,649
                                                                 ---------------
               PULP & PAPER
       6,700   Norske Skogindustrier ASA                                 122,121
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
       1,300   Tandberg ASA                                               12,256
                                                                 ---------------
               TOTAL NORWAY                                            1,643,071
                                                                 ---------------
               PORTUGAL (0.2%)
               CABLE/SATELLITE TV
       1,829   PT Multimedia Servieos de
                 Telecomunicacoes e
                 Multimedia SGPS S.A.                            $        42,752
                                                                 ---------------
               ELECTRIC UTILITIES
      43,649   Energias de Portugal, S.A.                                129,488
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
      60,523   Portugal Telecom, SGPS,
                 S.A. (Registered Shares)                                683,360
                                                                 ---------------
               REGIONAL BANKS
     102,901   Banco Comercial
                 Portugues, S.A.                                         243,422
                                                                 ---------------
               TOTAL PORTUGAL                                          1,099,022
                                                                 ---------------

               RUSSIA (0.6%)
               ELECTRIC UTILITIES
       4,000   A Tatneft (Sponsored ADR)                                 136,200
       4,900   RAO Unified Energy Systems
                 (Sponsored ADR)                                         154,044
                                                                 ---------------
                                                                         290,244
                                                                 ---------------
               INTEGRATED OIL
       7,100   Lukoil (Sponsored ADR)                                    887,500
       7,402   YUKOS Corp. (ADR)*                                        122,318
                                                                 ---------------
                                                                       1,009,818
                                                                 ---------------
               OIL & GAS PIPELINES
       4,352   OAO Gazprom (Sponsored
                 ADR) (Registered Shares)                                162,384
                                                                 ---------------
               OIL & GAS PRODUCTION
       5,600   Surgutneftegaz
                 (Sponsored ADR)                                         223,300
       7,900   Surgutneftegaz (Sponsored
                 ADR) (Pref.)                                            421,070
                                                                 ---------------
                                                                         644,370
                                                                 ---------------
               OTHER METALS/MINERALS
       4,500   JSC MMC Norilsk
                 Nickel (ADR)                                            279,000
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               SPECIALTY TELECOMMUNICATIONS
       7,900   Rostelecom
                 (Sponsored ADR)                                 $       111,390
                                                                 ---------------
               TOTAL RUSSIA                                            2,497,206
                                                                 ---------------
               SINGAPORE (1.6%)
               AEROSPACE & DEFENSE
     154,334   Singapore Technologies
                 Engineering Ltd.                                        193,962
                                                                 ---------------
               AIR FREIGHT/COURIERS
     201,000   Singapore Post Ltd.                                        97,297
                                                                 ---------------
               AIRLINES
      61,000   Singapore Airlines Ltd.                                   392,483
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
      19,000   Fraser & Neave Ltd.                                       156,524
                                                                 ---------------
               COMPUTER PERIPHERALS
       6,843   Creative Technology, Ltd.                                  77,359
                                                                 ---------------
               ELECTRONIC COMPONENTS
      26,696   Venture Corp., Ltd.                                       253,636
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      63,000   Keppel Corp., Ltd.                                        303,067
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
       8,962   Overseas Union
                 Enterprise Ltd.                                          39,340
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
     129,479   Singapore Exchange Ltd.                                   137,031
                                                                 ---------------
               MAJOR BANKS
     121,393   DBS Group Holdings Ltd.                                 1,138,744
     106,039   Oversea - Chinese Banking
                 Corp., Ltd.                                             879,939
                                                                 ---------------
                                                                       2,018,683
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     586,633   Singapore
                 Telecommunications                                      853,669
                                                                 ---------------
               MARINE SHIPPING
     118,000   Neptune Orient Lines Ltd.                                 210,740
                                                                 ---------------
               OTHER TRANSPORTATION
     216,068   ComfortDelgro Corp. Ltd.                          $       185,795
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
     180,329   Singapore Press
                 Holdings Ltd.                                           509,648
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
     123,000   Capitaland Ltd.                                           136,831
      72,455   City Developments Ltd.                                    274,484
      53,925   United Overseas Land, Ltd.                                 72,959
                                                                 ---------------
                                                                         484,274
                                                                 ---------------
               REAL ESTATE INVESTMENT TRUSTS
      75,000   Ascendas Real Estate
                 Investment Trust                                         70,355
      68,700   Capitamall Trust                                           69,815
                                                                 ---------------
                                                                         140,170
                                                                 ---------------
               REGIONAL BANKS
     131,489   United Overseas Bank, Ltd.                              1,067,409
                                                                 ---------------
               SEMICONDUCTORS
     134,000   Chartered Semiconductor
                 Manufacturing Ltd.*                                      81,383
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
     105,353   SembCorp Industries Ltd.                                   96,927
                                                                 ---------------
               TOTAL SINGAPORE                                         7,299,397
                                                                 ---------------
               SPAIN (4.5%)
               BROADCASTING
         648   Antena 3 Television, S.A.*                                 41,720
                                                                 ---------------
               ELECTRIC UTILITIES
      44,750   Endesa S.A.                                               910,399
      36,690   Iberdrola S.A.                                            805,070
       9,466   Union Fenosa, S.A.                                        231,190
                                                                 ---------------
                                                                       1,946,659
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      25,802   ACS Actividades de
                 Construccion y
                 Servicios S.A.                                          501,164
       5,704   Grupo Ferrovial, S.A.                                     253,164

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      11,156   Sacyr Vallehermoso S.A.                           $       171,753
                                                                 ---------------
                                                                         926,081
                                                                 ---------------
               GAS DISTRIBUTORS
      80,532   Gas Natural SDG, S.A.                                   2,195,454
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
       3,151   Indra Sistemas S.A.                                        46,819
                                                                 ---------------
               INTEGRATED OIL
      57,439   Repsol YPF, S.A.                                        1,247,869
                                                                 ---------------
               MAJOR BANKS
     149,602   Banco Bilbao Vizcaya
                 Argentaria, S.A.                                      2,352,942
     209,535   Banco Santander Central
                 Hispano, S.A.                                         2,344,409
                                                                 ---------------
                                                                       4,697,351
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     428,889   Telefonica S.A.                                         7,096,560
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      37,298   Amadeus Global Travel
                 Distribution S.A.
                 (A Shares)                                              306,666
                                                                 ---------------
               OTHER TRANSPORTATION
      19,792   Abertis Infraestructuras, S.A.                            371,269
                                                                 ---------------
               REGIONAL BANKS
       8,305   Banco Popular Espanol S.A.                                472,360
                                                                 ---------------
               STEEL
      12,440   Acerinox S.A.                                             173,228
                                                                 ---------------
               TOBACCO
      15,320   Altadis, S.A.                                             563,595
                                                                 ---------------
               WATER UTILITIES
      10,437   Sociedad General de Aguas
                 de Barcelona, S.A.                                      185,106
                                                                 ---------------
               TOTAL SPAIN                                            20,270,737
                                                                 ---------------
               SWEDEN (2.6%)
               ADVERTISING/MARKETING
               SERVICES
       9,200   Eniro AB                                                   77,977
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
      37,700   Hennes & Mauritz AB
                 (B Shares)                                      $     1,099,739
                                                                 ---------------
               BROADCASTING
       2,900   Modern Times Group MTG
                 AB (B Shares)*                                           64,522
                                                                 ---------------
               ELECTRONICS/APPLIANCES
      30,400   Electrolux AB (Series B)                                  564,713
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      48,480   Skanska AB (B Shares)                                     529,041
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
      12,086   Svenska Cellulosa
                 AB (B Shares)                                           450,728
                                                                 ---------------
               INDUSTRIAL MACHINERY
       1,350   Alfa Laval AB                                              18,975
      15,700   Assa Abloy AB (B Shares)                                  212,357
       4,320   Atlas Copco AB (A Shares)                                 179,110
          69   Atlas Copco AB (B Shares)                                   2,641
      11,109   Sandvik AB                                                416,646
                                                                 ---------------
                                                                         829,729
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
      15,675   WM-Data AB (B Shares)                                      31,000
                                                                 ---------------
               LIFE/HEALTH INSURANCE
      19,662   Skandia Forsakrings AB                                     73,326
                                                                 ---------------
               MAJOR BANKS
      25,500   Skandinaviska Enskilda
                 Banken AB                                               425,060
      41,500   Svenska Handelsbanken
                 AB (A Shares)                                           899,880
                                                                 ---------------
                                                                       1,324,940
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       5,185   Tele2 AB (B Shares)                                       172,492
     115,848   TeliaSonera AB                                            621,871
                                                                 ---------------
                                                                         794,363
                                                                 ---------------
               METAL FABRICATIONS
       6,727   SKF AB (B Shares)                                         261,326
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      43,200   Securitas AB (B Shares)                           $       591,948
                                                                 ---------------
               PULP & PAPER
       5,550   Holmen AB (B Shares)                                      172,482
                                                                 ---------------
               REGIONAL BANKS
     148,484   Nordea Bank AB                                          1,284,736
                                                                 ---------------
               STEEL
       6,700   SSAB Svenskt Stal AB
                 (Series A)                                              132,978
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
     789,052   Telefonaktiebolaget LM
                 Ericsson (B Shares)*                                  2,296,154
                                                                 ---------------
               TOBACCO
      25,600   Swedish Match AB                                          282,978
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
       4,157   Volvo AB (A Shares)                                       152,386
      10,430   Volvo AB (B Shares)                                       395,600
                                                                 ---------------
                                                                         547,986
                                                                 ---------------
               TOTAL SWEDEN                                           11,410,666
                                                                 ---------------
               SWITZERLAND (3.7%)
               BUILDING PRODUCTS
          45   Geberit AG                                                 29,380
          91   Schindler Holding AG                                       29,192
                                                                 ---------------
                                                                          58,572
                                                                 ---------------
               CHEMICALS: AGRICULTURAL
       2,993   Syngenta AG                                               286,097
                                                                 ---------------
               CHEMICALS: SPECIALTY
       1,918   Ciba Specialty Chemicals AG
                 (Registered Shares)                                     132,207
       3,629   Clariant AG
                 (Registered Shares)*                                     49,209
       1,110   Lonza Group AG
                 (Registered Shares)                                      54,353
                                                                 ---------------
                                                                         235,769
                                                                 ---------------
               COMPUTER PERIPHERALS
       1,251   Logitech International S.A.
                 (Registered Shares)*                            $        65,079
                                                                 ---------------
               CONSTRUCTION MATERIALS
       4,155   Holcim Ltd. (Regular Shares)                              222,583
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
         329   Kudelski S.A. - Bearer*                                     9,996
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      37,182   UBS AG (Registered Shares)                              2,685,868
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
       7,883   Nestle S.A.
                 (Registered Shares)                                   1,868,971
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
         259   Givaudan S.A.
                 (Registered Shares)                                     162,268
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      22,960   ABB Ltd.*                                                 132,990
          38   Sulzer AG (Registered Shares)                              12,850
                                                                 ---------------
                                                                         145,840
                                                                 ---------------
               MAJOR BANKS
      35,965   Credit Suisse Group                                     1,232,750
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
         847   Swisscom AG
                 (Registered Shares)                                     305,741
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
         281   SGS S.A.                                                  179,462
                                                                 ---------------
               MULTI-LINE INSURANCE
       2,415   Zurich Financial
                 Services AG                                             344,653
                                                                 ---------------
               OTHER CONSUMER SPECIALTIES
       3,879   Compagnie Financiere
                 Richemont AG (Series A)                                 110,230
         899   Swatch Group AG (B Shares)                                120,775
         928   Swatch Group AG
                 (Registered Shares)                                      25,633
                                                                 ---------------
                                                                         256,638
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PERSONNEL SERVICES
       3,741   Adecco S.A.
                 (Registered Shares)                             $       180,521
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      98,978   Novartis AG
                 (Registered Shares)                                   4,730,597
      29,110   Roche Holding AG                                        2,982,392
                                                                 ---------------
                                                                       7,712,989
                                                                 ---------------
               PHARMACEUTICALS: OTHER
         490   Serono S.A. (B Shares)                                    305,353
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
       3,341   Swiss Re
                 (Registered Shares)                                     205,544
                                                                 ---------------
               SPECIALTY STORES
         162   Valora Holding AG                                          37,154
                                                                 ---------------
               TOTAL SWITZERLAND                                      16,501,848
                                                                 ---------------
               THAILAND (1.0%)
               AGRICULTURAL COMMODITIES/
               MILLING
     561,072   Charoen Pokphand Foods
                 PCL (Alien Shares)                                       47,832
                                                                 ---------------
               BROADCASTING
     225,000   BEC World PCL
                 (Alien Shares)                                           86,043
                                                                 ---------------
               CONSTRUCTION MATERIALS
      25,100   Siam City Cement PCL
                 (Alien Shares)                                          124,720
      42,694   The Siam Cement PCL*                                      239,182
      77,200   The Siam Cement PCL
                 (Alien Shares)                                          481,384
                                                                 ---------------
                                                                         845,286
                                                                 ---------------
               ELECTRIC UTILITIES
      43,076   Electricity Generating PCL*                                69,249
                                                                 ---------------
               ELECTRONIC COMPONENTS
      79,600   Delta Electronics PCL
                 (Alien Shares)                                           32,573
      48,280   Hana Microelectronics PCL
                 (Alien Shares)                                  $        22,461
                                                                 ---------------
                                                                          55,034
                                                                 ---------------
               FINANCE/RENTAL/LEASING
      96,500   TISCO Finance PCL
                 (Alien Shares)                                           53,121
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     160,800   National Finance PCL
                 (Alien Shares)                                           45,825
                                                                 ---------------
               HOME BUILDING
     438,533   Land & Houses PCL*                                         96,134
     327,808   Land & Houses PCL
                 (Alien Shares)                                           79,846
                                                                 ---------------
                                                                         175,980
                                                                 ---------------
               MAJOR BANKS
     142,500   Kasikornbank PCL*                                         158,796
     213,422   Kasikornbank PCL
                 (Alien Shares)*                                         244,327
                                                                 ---------------
                                                                         403,123
                                                                 ---------------
               OIL & GAS PRODUCTION
      25,839   PTT Exploration & Production
                 PCL (Alien Shares)                                      200,141
                                                                 ---------------
               OIL REFINING/MARKETING
     186,600   PTT PCL (Alien Shares)                                    772,671
                                                                 ---------------
               REGIONAL BANKS
      88,500   Bangkok Bank PCL*                                         201,553
     170,200   Bangkok Bank PCL
                 (Alien Shares)*                                         397,983
     126,200   Siam Commercial Bank PCL
                 (Alien Shares)                                          132,179
      59,939   Siam Commercial Bank PCL
                 (Conv Pref.) (Alien Shares)                              65,699
                                                                 ---------------
                                                                         797,414
                                                                 ---------------
               STEEL
     106,000   Sahaviriya Steel Industries
                 PCL (Alien Shares)*                                      68,420
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATION EQUIPMENT
     290,100   Shin Corp. PCL
                 (Alien Shares)                                  $       256,147
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
     223,800   Advanced Info Service PCL
                 (Alien Shares)                                          509,689
                                                                 ---------------
               TOTAL THAILAND                                          4,385,975
                                                                 ---------------
               UNITED KINGDOM (21.2%)
               ADVERTISING/MARKETING
               SERVICES
      64,393   Aegis Group PLC                                           120,656
      68,678   WPP Group PLC                                             689,473
      26,592   Yell Group PLC                                            178,789
                                                                 ---------------
                                                                         988,918
                                                                 ---------------
               AEROSPACE & DEFENSE
     172,327   BAE Systems PLC                                           754,215
       2,600   Cobham PLC                                                 66,055
     161,733   Rolls-Royce Group PLC*                                    770,241
   5,143,109   Rolls-Royce Group PLC
                 (Class B)*                                                9,448
                                                                 ---------------
                                                                       1,599,959
                                                                 ---------------
               AIR FREIGHT/COURIERS
      20,342   Exel PLC                                                  264,380
                                                                 ---------------
               AIRLINES
      28,648   British Airways PLC*                                      113,278
                                                                 ---------------
               AUTO PARTS: O.E.M.
      48,219   GKN PLC                                                   189,336
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
     175,637   Diageo PLC                                              2,350,470
                                                                 ---------------
               BROADCASTING
     240,962   ITV PLC                                                   473,632
                                                                 ---------------
               CABLE/SATELLITE TV
      78,629   British Sky Broadcasting
                 Group PLC                                               734,485
                                                                 ---------------
               CASINO/GAMING
      89,835   Hilton Group PLC                                          425,357
      31,377   William Hill PLC                                          281,857
                                                                 ---------------
                                                                         707,214
                                                                 ---------------
               CATALOG/SPECIALTY DISTRIBUTION
      80,548   GUS PLC                                           $     1,318,383
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      66,418   Imperial Chemical
                 Industries PLC                                          255,611
      13,091   Johnson Matthey PLC                                       228,217
                                                                 ---------------
                                                                         483,828
                                                                 ---------------
               CHEMICALS: SPECIALTY
      27,154   BOC Group PLC                                             437,464
                                                                 ---------------
               COMMERCIAL PRINTING/FORMS
      37,374   De La Rue PLC                                             221,759
                                                                 ---------------
               CONSTRUCTION MATERIALS
      22,069   BPB PLC                                                   170,373
      39,922   Hanson PLC                                                294,814
      12,369   RMC Group PLC                                             193,249
                                                                 ---------------
                                                                         658,436
                                                                 ---------------
               CONTAINERS/PACKAGING
      26,814   Rexam PLC                                                 212,053
                                                                 ---------------
               DEPARTMENT STORES
     167,609   Marks & Spencer
                 Group PLC                                             1,105,353
                                                                 ---------------
               DRUGSTORE CHAINS
      42,338   Boots Group PLC                                           511,759
                                                                 ---------------
               ELECTRIC UTILITIES
     182,053   National Grid Transco PLC                               1,583,532
      43,680   Scottish & Southern
                 Energy PLC                                              669,604
     102,848   Scottish Power PLC                                        830,827
                                                                 ---------------
                                                                       3,083,963
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      81,642   Invensys PLC*                                              22,871
                                                                 ---------------
               ELECTRONICS/APPLIANCE STORES
     125,355   Dixons Group PLC                                          395,501
      18,192   Kesa Electricals PLC                                       90,899
                                                                 ---------------
                                                                         486,400
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               ENGINEERING & CONSTRUCTION
      12,246   AMEC PLC                                          $        71,312
      10,062   Balfour Beatty PLC                                         50,138
                                                                 ---------------
                                                                         121,450
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     238,770   Lloyds TSB Group PLC                                    1,890,454
                                                                 ---------------
               FINANCIAL PUBLISHING/SERVICES
      82,975   Reuters Group PLC                                         565,116
                                                                 ---------------
               FOOD RETAIL
      82,073   Sainsbury (J) PLC                                         388,605
     473,191   Tesco PLC                                               2,494,753
                                                                 ---------------
                                                                       2,883,358
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
     155,305   Unilever PLC                                            1,309,505
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
     105,319   Cadbury Schweppes PLC                                     875,456
      36,964   Tate & Lyle PLC                                           288,078
                                                                 ---------------
                                                                       1,163,534
                                                                 ---------------
               GAS DISTRIBUTORS
     107,692   Centrica PLC                                              476,277
                                                                 ---------------
               HOME BUILDING
      12,147   Persimmon PLC                                             137,901
      14,425   Taylor Woodrow PLC                                         61,345
                                                                 ---------------
                                                                         199,246
                                                                 ---------------
               HOME IMPROVEMENT CHAINS
      13,565   Barratt Developments PLC                                  126,090
      76,557   Kingfisher PLC                                            425,070
      23,647   Wimpey (George), PLC                                      152,038
                                                                 ---------------
                                                                         703,198
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
       9,367   Carnival PLC                                              495,911
      42,398   InterContinental Hotels
                 Group PLC                                               519,104
                                                                 ---------------
                                                                       1,015,015
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
      53,917   Reckitt Benckiser PLC                                   1,479,740
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      22,388   Smiths Group PLC                                  $       306,600
      21,749   Tomkins PLC                                                99,483
                                                                 ---------------
                                                                         406,083
                                                                 ---------------
               INDUSTRIAL MACHINERY
      11,498   Fki PLC                                                    25,241
                                                                 ---------------
               INDUSTRIAL SPECIALTIES
      35,014   Pilkington PLC                                             55,477
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
      38,188   LogicaCMG PLC                                             123,817
      25,500   Misys PLC                                                 100,831
                                                                 ---------------
                                                                         224,648
                                                                 ---------------
               INTEGRATED OIL
     179,129   BG Group PLC                                            1,168,163
   1,042,342   BP PLC                                                 10,100,476
     458,143   Shell Transport & Trading
                 Co. PLC                                               3,608,397
                                                                 ---------------
                                                                      14,877,036
                                                                 ---------------
               LIFE/HEALTH INSURANCE
      82,836   Friends Provident PLC                                     206,951
      71,626   Prudential PLC                                            526,966
                                                                 ---------------
                                                                         733,917
                                                                 ---------------
               MAJOR BANKS
     279,321   Barclays PLC                                            2,729,759
     139,807   HBOS PLC                                                1,873,542
     561,665   HSBC Holdings PLC                                       9,074,493
     124,470   Royal Bank of Scotland
                 Group PLC                                             3,669,855
                                                                 ---------------
                                                                      17,347,649
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     467,501   BT Group PLC                                            1,595,220
     116,225   Cable & Wireless PLC                                      223,113
                                                                 ---------------
                                                                       1,818,333
                                                                 ---------------
               MARINE SHIPPING
      45,942   Peninsular & Oriental Steam
                 Navigation Co. (The)                                    226,180
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MEDICAL SPECIALTIES
      31,437   Smith & Nephew PLC                                $       267,093
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL SERVICES
      67,482   Brambles Industries PLC                                   326,026
       5,488   Davis Service
                 Group PLC (The)                                          36,495
      29,284   Group 4 Securicor*                                         62,671
     179,222   Hays PLC                                                  423,885
     203,065   Rentokil Initial PLC                                      578,197
      51,166   Serco Group PLC                                           204,902
                                                                 ---------------
                                                                       1,632,176
                                                                 ---------------
               MISCELLANEOUS MANUFACTURING
      17,620   IMI PLC                                                   112,964
      28,765   Kidde PLC                                                  88,773
       2,230   Novar PLC                                                   4,875
                                                                 ---------------
                                                                         206,612
                                                                 ---------------
               MOTOR VEHICLES
       2,453   TI Automotive Ltd.*                                             0
                                                                 ---------------
               MOVIES/ENTERTAINMENT
      46,358   EMI Group PLC                                             180,326
      37,809   Rank Group PLC                                            198,642
                                                                 ---------------
                                                                         378,968
                                                                 ---------------
               MULTI-LINE INSURANCE
     108,215   Aviva PLC                                               1,083,411
     264,718   Legal & General
                 Group PLC                                               481,424
     109,576   Royal & Sun Alliance
                 Insurance Group PLC                                     150,465
                                                                 ---------------
                                                                       1,715,300
                                                                 ---------------
               OTHER METALS/MINERALS
     132,657   BHP Billiton PLC                                        1,348,829
      58,569   Rio Tinto PLC                                           1,532,099
                                                                 ---------------
                                                                       2,880,928
                                                                 ---------------
               PACKAGED SOFTWARE
      60,947   Sage Group (The) PLC                                      205,446
                                                                 ---------------
               PERSONNEL SERVICES
      74,586   Capita Group PLC                                  $       481,948
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      69,362   AstraZeneca PLC                                         2,843,970
     244,929   GlaxoSmithKline PLC                                     5,160,750
                                                                 ---------------
                                                                       8,004,720
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
      14,919   EMAP PLC                                                  215,413
      44,358   Pearson PLC                                               487,284
      69,120   Reed Elsevier PLC                                         617,726
                                                                 ---------------
                                                                       1,320,423
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
      17,687   Daily Mail and General Trust                              235,397
      19,879   United Business Media PLC                                 174,190
                                                                 ---------------
                                                                         409,587
                                                                 ---------------
               PULP & PAPER
      26,988   Bunzl PLC                                                 204,629
                                                                 ---------------
               RESTAURANTS
     119,186   Compass Group PLC                                         492,626
      20,247   Enterprise Inns PLC                                       230,229
      42,484   Mitchells & Butlers PLC                                   222,228
      20,653   Whitbread PLC                                             308,069
                                                                 ---------------
                                                                       1,253,152
                                                                 ---------------
               SEMICONDUCTORS
      45,515   ARM Holdings PLC                                           81,312
                                                                 ---------------
               SPECIALTY STORES
       9,191   MFI Furniture Group PLC                                    17,306
                                                                 ---------------
               TOBACCO
      76,206   British American
                 Tobacco PLC                                           1,147,921
      32,190   Imperial Tobacco
                 Group PLC                                               752,172
                                                                 ---------------
                                                                       1,900,093
                                                                 ---------------
               WATER UTILITIES
      29,920   Kelda Group PLC                                           307,518
      26,082   Severn Trent PLC                                          438,640
                                                                 ---------------
                                                                         746,158
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               WHOLESALE DISTRIBUTORS
      24,166   Electrocomponents PLC                             $       129,072
      40,034   Wolseley PLC                                              692,035
                                                                 ---------------
                                                                         821,107
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
   3,253,004   Vodafone Group PLC                                      8,336,197
                                                                 ---------------
               TOTAL UNITED KINGDOM                                   94,348,553
                                                                 ---------------
               TOTAL COMMON AND
               PREFERRRED STOCKS
               (COST $376,681,595)                                   424,097,441
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (0.5%)
               REPURCHASE AGREEMENT
$      2,398   Joint repurchase agreement
                 account 1.82% due
                 11/01/04 (dated 10/29/04;
                 proceeds $2,398,364) (a)
                 (COST $2,398,000)                                     2,398,000
                                                                 ---------------
TOTAL INVESTMENTS
  (COST $379,079,595) (b)(c)                             95.6%   $   426,495,441
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                             4.4         19,484,058
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   445,979,499
                                                        =====    ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     GDR  GLOBAL DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
      ** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
      WI  SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
      ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $102,290,414, IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS, OPEN FUTURES CONTRACTS AND SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $389,451,257. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $59,904,720 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $22,860,536, RESULTING IN NET UNREALIZED APPRECIATION OF $37,044,184.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

                                                                             UNREALIZED
NUMBER OF                         DESCRIPTION/DELIVERY   UNDERLYING FACE    APPRECIATION
CONTRACTS        LONG/SHORT          MONTH, AND YEAR     AMOUNT AT VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------
   80             Long            EURX CAC40 10
                                  EURO Future
                                  December/2004          $     3,796,716   $       (2,184)
  110             Long            EURX DAX
                                  Index Future
                                  December/2004               13,983,064           59,851
   37             Long            HANG SENG
                                  Index Future
                                  November/2004                3,099,178           69,536
                                                                           --------------
         Net unrealized appreciation                                       $      127,203
                                                                           ==============


                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2004:

                                                    UNREALIZED
   CONTRACTS        IN EXCHANGE      DELIVERY      APPRECIATION
  TO DELIVER            FOR            DATE       (DEPRECIATION)
----------------------------------------------------------------
$     1,628,788  JPY   173,024,554   11/02/04     $        5,523
EUR  46,635,778  $      57,184,792   12/16/04         (2,443,715)
EUR   3,586,664  $       4,394,492   12/16/04           (191,417)
EUR     817,790  $       1,002,790   12/16/04            (42,836)
$     7,059,132  EUR     5,749,650   12/16/04            292,370
$    15,279,900  EUR    12,479,704   12/16/04            676,650
$    16,085,456  EUR    13,096,133   12/16/04            659,259
$    18,265,006  EUR    14,931,539   12/16/04            826,461
$    18,603,097  EUR    15,179,511   12/16/04            805,425
$     4,377,845  EUR     3,442,000   12/16/04             23,096
                                                  --------------
     Net unrealized appreciation                  $      610,816
                                                  ==============

CURRENCY ABBREVIATIONS:
EUR    Euro.
JPY    Japanese Yen.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
SUMMARY OF INVESTMENTS - OCTOBER 31, 2004

                                                       PERCENT OF
INDUSTRY                               VALUE           NET ASSETS
-----------------------------------------------------------------
Major Banks                        $  58,292,914           13.1%
Integrated Oil                        35,601,028            8.0
Pharmaceuticals: Major                23,389,658            5.2
Major Telecommunications              23,033,931            5.2
Motor Vehicles                        16,702,893            3.7
Electric Utilities                    15,302,212            3.4
Electronic Equipment/Instruments      12,646,382            2.8
Financial Conglomerates               12,250,684            2.7
Wireless Telecommunications           11,270,601            2.5
Industrial Conglomerates              10,161,929            2.3
Telecommunication Equipment            7,913,941            1.8
Other Metals/Minerals                  7,680,366            1.7
Food Retail                            7,095,554            1.6
Regional Banks                         6,333,364            1.4
Multi-Line Insurance                   6,306,622            1.4
Real Estate Development                5,843,947            1.3
Food: Major Diversified                5,784,417            1.3
Chemicals: Specialty                   5,771,030            1.3
Beverages: Alcoholic                   5,149,481            1.1
Electronics/Appliances                 4,695,573            1.0
Engineering & Construction             4,490,372            1.0
Pharmaceuticals: Other                 4,428,959            1.0
Investment Banks/Brokers               4,331,872            1.0
Construction Materials                 4,116,002            0.9
Gas Distributors                       3,937,512            0.9
Steel                                  3,932,887            0.9
Chemicals: Major Diversified           3,926,387            0.9
Property - Casualty Insurers           3,901,560            0.9
Miscellaneous Commercial Services      3,796,701            0.9
Household/Personal Care                3,686,420            0.8
Tobacco                                3,519,458            0.8
Railroads                              3,511,653            0.8
Industrial Machinery                   3,407,828            0.8
Electronic Components                  3,375,585            0.8
Wholesale Distributors                 3,204,235            0.7
Aerospace & Defense                    2,972,424            0.7
Life/Health Insurance                  2,818,464            0.6
Pulp & Paper                           2,738,526            0.6
Publishing: Books/Magazines        $   2,662,852            0.6%
Department Stores                      2,628,059            0.6
Oil Refining/Marketing                 2,566,192            0.6
Information Technology Services        2,524,632            0.6
Repurchase Agreement                   2,398,000            0.5
Building Products                      2,389,454            0.5
Air Freight/Couriers                   2,313,742            0.5
Food: Specialty/Candy                  2,309,280            0.5
Electrical Products                    2,301,001            0.5
Media Conglomerates                    2,265,504            0.5
Packaged Software                      2,215,647            0.5
Auto Parts: O.E.M.                     2,173,813            0.5
Apparel/Footwear                       2,024,569            0.5
Semiconductors                         2,019,755            0.5
Apparel/Footwear Retail                1,987,476            0.4
Industrial Specialties                 1,897,526            0.4
Home Building                          1,801,190            0.4
Electronic Production Equipment        1,740,613            0.4
Hotels/Resorts/Cruiselines             1,699,665            0.4
Trucks/Construction/Farm Machinery     1,632,969            0.4
Automotive Aftermarket                 1,455,372            0.3
Restaurants                            1,446,109            0.3
Broadcasting                           1,394,028            0.3
Catalog/Specialty Distribution         1,318,383            0.3
Advertising/Marketing Services         1,315,942            0.3
Recreational Products                  1,305,597            0.3
Marine Shipping                        1,293,081            0.3
Oil & Gas Production                   1,236,792            0.3
Finance/Rental/Leasing                 1,223,690            0.3
Water Utilities                        1,173,913            0.3
Other Transportation                   1,171,031            0.3
Casino/Gaming                          1,154,878            0.3
Real Estate Investment Trusts          1,125,542            0.3

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                       PERCENT OF
INDUSTRY                               VALUE           NET ASSETS
-----------------------------------------------------------------
Publishing: Newspapers             $   1,089,784            0.2%
Commercial Printing/Forms                997,422            0.2
Airlines                                 975,770            0.2
Medical Specialties                      955,480            0.2
Metal Fabrications                       949,431            0.2
Personnel Services                       908,364            0.2
Cable/Satellite TV                       897,232            0.2
Computer Processing Hardware             822,499            0.2
Electronics/Appliance Stores             798,934            0.2
Textiles                                 778,498            0.2
Containers/Packaging                     722,207            0.2
Home Improvement Chains                  703,198            0.2
Movies/Entertainment                     698,057            0.2
Internet Software/Services               609,026            0.1
Miscellaneous Manufacturing              600,332            0.1
Financial Publishing/Services            565,116            0.1
Drugstore Chains                         511,759            0.1
Chemicals: Agricultural                  489,100            0.1
Aluminum                                 460,314            0.1
Food: Meat/Fish/Dairy                    432,021            0.1
Other Consumer Specialties               425,410            0.1
Specialty Telecommunications             402,062            0.1
Agricultural Commodities/Milling         352,783            0.1
Specialty Stores                         326,469            0.1
Medical/Nursing Services                 257,649            0.1
Oil & Gas Pipelines                      242,183            0.1
Other Consumer Services                  238,299            0.1
Precious Metals                          233,152            0.1
Beverages: Non-Alcoholic                 179,773            0.0
Coal                                     160,650            0.0
Investment Trusts/Mutual Funds           159,944            0.0
Food Distributors                        157,610            0.0
Computer Peripherals                     142,438            0.0
Biotechnology                            122,731            0.0
Medical Distributors                     120,412            0.0
Tools/Hardware                     $     117,485            0.0%
Hospital/Nursing Management               89,343            0.0
Forest Products                           69,171            0.0
Office Equipment/Supplies                 55,502            0.0
Foods & Beverages                         53,282            0.0
Data Processing Services                  47,440            0.0
Contract Drilling                         45,009            0.0
Oilfield Services/Equipment               42,431            0.0
                                   -------------           ----
                                   $ 426,495,441*          95.6%
                                   =============           ====

                                                       PERCENT OF
TYPE OF INVESTMENT                     VALUE           NET ASSETS
-----------------------------------------------------------------
Common Stocks                      $ 418,131,774           93.8%
Preferred Stocks                       5,965,667            1.3
Short-Term Investment                  2,398,000            0.5
                                   -------------           ----
                                   $ 426,495,441*          95.6%
                                   =============           ====

----------
     * DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $20,878,958 AND NET UNREALIZED APPRECIATION OF $127,203 AND OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $610,816.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS:
Investments in securities, at value (cost $379,079,595)                      $  426,495,441
Cash (including $17,760,294 in foreign currency, at value with a cost of
  $17,264,553 and $2,737,540 in segregation)                                     20,498,200
Unrealized appreciation on forward foreign currency contracts                       610,816
Receivable for:
  Dividends                                                                         692,461
  Shares of beneficial interest sold                                                393,151
  Foreign withholding taxes reclaimed                                               311,365
  Compensated forward foreign currency contracts                                     74,266
  Variation margin                                                                   24,885
Prepaid expenses and other assets                                                    28,190
                                                                             --------------
    TOTAL ASSETS                                                                449,128,775
                                                                             --------------
LIABILITIES:
Payable for:
  Investments purchased                                                           1,634,311
  Shares of beneficial interest redeemed                                            702,474
  Investment management fee                                                         374,111
  Distribution fee                                                                  201,205
  Compensated forward foreign currency contracts                                     96,625
Accrued expenses and other payables                                                 140,550
                                                                             --------------
    TOTAL LIABILITIES                                                             3,149,276
                                                                             --------------
    NET ASSETS                                                               $  445,979,499
                                                                             ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                              $  577,095,896
Net unrealized appreciation                                                      48,685,323
Accumulated undistributed net investment income                                   2,046,837
Accumulated net realized loss                                                  (181,848,557)
                                                                             --------------
    NET ASSETS                                                               $  445,979,499
                                                                             ==============
CLASS A SHARES:
Net Assets                                                                   $   83,766,525
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         9,110,179
    NET ASSET VALUE PER SHARE                                                $         9.19
                                                                             ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                          $         9.70
                                                                             ==============
CLASS B SHARES:
Net Assets                                                                   $  193,795,719
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        21,389,335
    NET ASSET VALUE PER SHARE                                                $         9.06
                                                                             ==============
CLASS C SHARES:
Net Assets                                                                   $   24,526,687
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         2,707,907
    NET ASSET VALUE PER SHARE                                                $         9.06
                                                                             ==============
CLASS D SHARES:
Net Assets                                                                   $  143,890,568
Shares Outstanding (unlimited authorized, $.01 par value)                        15,568,060
    NET ASSET VALUE PER SHARE                                                $         9.24
                                                                             ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

NET INVESTMENT INCOME:
INCOME
Dividends (net of $887,920 foreign withholding tax)                          $    9,879,946
Interest                                                                            176,290
                                                                             --------------
    TOTAL INCOME                                                                 10,056,236
                                                                             --------------
EXPENSES
Investment management fee                                                         4,495,700
Distribution fee (Class A shares)                                                   181,262
Distribution fee (Class B shares)                                                 2,058,701
Distribution fee (Class C shares)                                                   250,485
Transfer agent fees and expenses                                                    844,531
Custodian fees                                                                      251,252
Shareholder reports and notices                                                     142,613
Registration fees                                                                    81,818
Professional fees                                                                    70,386
Trustees' fees and expenses                                                           4,587
Other                                                                                90,743
                                                                             --------------
    TOTAL EXPENSES                                                                8,472,078
                                                                             --------------
    NET INVESTMENT INCOME                                                         1,584,158
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                      13,337,091
Futures contracts                                                                 1,065,699
Foreign exchange transactions                                                     1,125,005
                                                                             --------------
    NET REALIZED GAIN                                                            15,527,795
                                                                             --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                      45,888,364
Futures contracts                                                                  (114,655)
Translation of forward foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                                     749,085
                                                                             --------------
    NET APPRECIATION                                                             46,522,794
                                                                             --------------
    NET GAIN                                                                     62,050,589
                                                                             --------------
NET INCREASE                                                                 $   63,634,747
                                                                             ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                              OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $      1,584,158    $      2,520,960
Net realized gain (loss)                                                            15,527,795         (52,203,505)
Net change in unrealized appreciation                                               46,522,794         128,004,797
                                                                              ----------------    ----------------

    NET INCREASE                                                                    63,634,747          78,322,252
                                                                              ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                        (765,430)           (569,363)
Class B shares                                                                      (1,153,468)                 --
Class C shares                                                                        (145,401)            (47,598)
Class D shares                                                                      (1,794,154)         (1,783,043)
                                                                              ----------------    ----------------

    TOTAL DIVIDENDS                                                                 (3,858,453)         (2,400,004)
                                                                              ----------------    ----------------

Net decrease from transactions in shares of beneficial interest                    (40,776,673)        (57,055,643)
                                                                              ----------------    ----------------

    NET INCREASE                                                                    18,999,621          18,866,605

NET ASSETS:
Beginning of period                                                                426,979,878         408,113,273
                                                                              ----------------    ----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $2,046,837
AND $3,089,884, RESPECTIVELY)                                                 $    445,979,499    $    426,979,878
                                                                              ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

1. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion. Effective November 1, 2004, the annual rate will be reduced to 0.65% and will be applied to all the net assets of the Fund.

Prior to December 30, 2003, under a Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. ("the Sub-Advisor") and the Investment Manager, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. Effective December 30, 2003, the Investment Manager assumed the Sub-Advisor's responsibility. For the period November 1, 2003 through December 29, 2003, the Investment Manager paid the Sub-Advisor compensation of $281,312.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,632,566 at October 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $7,144, $481,868 and $2,302 , respectively and received $56,556 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 aggregated $139,701,631 and $194,565,734, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,200.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                         FOR THE YEAR                     FOR THE YEAR
                                             ENDED                            ENDED
                                       OCTOBER 31, 2004                 OCTOBER 31, 2003
                                 -----------------------------    -----------------------------
                                    SHARES          AMOUNT           SHARES          AMOUNT
                                 ------------    -------------    ------------    -------------
CLASS A SHARES
Sold                                5,568,257    $  48,803,046      33,698,871    $ 228,777,057
Reinvestment of dividends              88,825          753,234          83,954          552,418
Redeemed                           (4,442,745)     (38,827,899)    (32,511,231)    (223,778,567)
                                 ------------    -------------    ------------    -------------
Net increase -- Class A             1,214,337       10,728,381       1,271,594        5,550,908
                                 ------------    -------------    ------------    -------------
CLASS B SHARES
Sold                                2,029,109       17,561,668       2,174,402       14,869,053
Reinvestment of dividends             123,296        1,036,918              --               --
Redeemed                           (6,691,618)     (57,927,196)     (9,245,751)     (62,480,968)
                                 ------------    -------------    ------------    -------------
Net decrease -- Class B            (4,539,213)     (39,328,610)     (7,071,349)     (47,611,915)
                                 ------------    -------------    ------------    -------------
CLASS C SHARES
Sold                                  284,158        2,452,466       1,380,301        9,030,658
Reinvestment of dividends              16,051          134,827           6,602           43,180
Redeemed                             (806,681)      (6,943,031)     (2,146,478)     (14,221,194)
                                 ------------    -------------    ------------    -------------
Net decrease -- Class C              (506,472)      (4,355,738)       (759,575)      (5,147,356)
                                 ------------    -------------    ------------    -------------
CLASS D SHARES
Sold                                3,339,028       29,357,682      11,129,166       73,840,652
Reinvestment of dividends             177,395        1,507,858         222,220        1,466,651
Redeemed                           (4,380,962)     (38,686,246)    (12,802,046)     (85,154,583)
                                 ------------    -------------    ------------    -------------
Net decrease -- Class D              (864,539)      (7,820,706)     (1,450,660)      (9,847,280)
                                 ------------    -------------    ------------    -------------
Net decrease in Fund               (4,695,887)   $ (40,776,673)     (8,009,990)   $ (57,055,643)
                                 ============    =============    ============    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2004, investments in securities of issuers in Japan represented 25.6% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                       FOR THE YEAR       FOR THE YEAR
                                                          ENDED              ENDED
                                                     OCTOBER 31, 2004   OCTOBER 31, 2003
                                                     ----------------   ----------------
Ordinary Income                                      $      3,858,453   $      2,400,004
                                                     ================   ================

As of October 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                        $      3,207,377
Undistributed long-term gains                                      --
                                                     ----------------
Net accumulated earnings                                    3,207,377
Foreign tax credit pass-through                               894,041
Capital loss carryforward*                               (171,982,273)
Temporary differences                                        (938,387)
Net unrealized appreciation                                37,702,845
                                                     ----------------
Total accumulated losses                             $   (131,116,397)
                                                     ================

*During the year ended October 31, 2004, the Fund utilized $11,679,252 of its net capital loss carryforward. As of October 31, 2004, the Fund had a net capital loss carryforward of $171,982,273 of which $23,562,966 will expire on October 31, 2009, $93,972,230 will expire on October 31, 2010 and $54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $1,231,248.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                   2004          2003          2002          2001             2000
                                                ----------    ----------    ----------    ----------       ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     8.03    $     6.70    $     7.77    $    10.29       $    10.57
                                                ----------    ----------    ----------    ----------       ----------

Income (loss) from investment operations:
  Net investment income++                             0.06          0.08          0.04          0.06             0.11
  Net realized and unrealized gain (loss)             1.20          1.33         (1.03)        (2.07)           (0.39)
                                                ----------    ----------    ----------    ----------       ----------
Total income (loss) from investment
 operations                                           1.26          1.41         (0.99)        (2.01)           (0.28)
                                                ----------    ----------    ----------    ----------       ----------

Less dividends and distributions from:
  Net investment income                              (0.10)        (0.08)        (0.08)            -                -
  Net realized gain                                      -             -             -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------
Total dividends and distributions                    (0.10)        (0.08)        (0.08)        (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------

Net asset value, end of period                  $     9.19    $     8.03    $     6.70    $     7.77       $    10.29
                                                ==========    ==========    ==========    ==========       ==========

TOTAL RETURN+                                        15.89%        21.31%       (12.93)%      (20.36)%          (2.65)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.57%         1.58%         1.56%         1.46%(2)         1.47%
Net investment income                                 0.67%         1.02%         0.54%         0.73%            0.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   83,766    $   63,422    $   44,373    $   37,974       $   46,535
Portfolio turnover rate                                 33%           43%           39%           37%              84%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                   2004          2003          2002          2001             2000
                                                ----------    ----------    ----------    ----------       ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     7.93    $     6.58    $     7.62    $    10.19       $    10.55
                                                ----------    ----------    ----------    ----------       ----------

Income (loss) from investment
 operations:
  Net investment income (loss)++                     (0.01)         0.01         (0.02)         0.00             0.02
  Net realized and unrealized gain
   (loss)                                             1.19          1.34         (1.02)        (2.06)           (0.38)
                                                ----------    ----------    ----------    ----------       ----------
Total income (loss) from investment
 operations                                           1.18          1.35         (1.04)        (2.06)           (0.36)
                                                ----------    ----------    ----------    ----------       ----------

Less dividends and distributions from:
  Net investment income                              (0.05)            -             -             -                -
  Net realized gain                                      -             -             -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------
Total dividends and distributions                    (0.05)            -             -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------

Net asset value, end of period                  $     9.06    $     7.93    $     6.58    $     7.62       $    10.19
                                                ==========    ==========    ==========    ==========       ==========

TOTAL RETURN+                                        14.87%        20.52%       (13.65)%      (21.08)%          (3.41)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              2.33%         2.37%         2.32%         2.24%(2)         2.22%
Net investment income (loss)                         (0.09)%        0.23%        (0.22)%       (0.06)%           0.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  193,796    $  205,544    $  217,216    $  340,158       $  561,375
Portfolio turnover rate                                 33%           43%           39%           37%              84%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                   2004          2003          2002          2001             2000
                                                ----------    ----------    ----------    ----------       ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     7.92    $     6.59    $     7.62    $    10.19       $    10.55
                                                ----------    ----------    ----------    ----------       ----------

Income (loss) from investment operations:
  Net investment income (loss)++                     (0.01)         0.01         (0.01)        (0.01)            0.02
  Net realized and unrealized gain (loss)             1.20          1.33         (1.02)        (2.05)           (0.38)
                                                ----------    ----------    ----------    ----------       ----------
Total income (loss) from investment
 operations                                           1.19          1.34         (1.03)        (2.06)           (0.36)
                                                ----------    ----------    ----------    ----------       ----------

Less dividends and distributions from:
  Net investment income                              (0.05)        (0.01)            -             -                -
  Net realized gain                                      -             -             -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------
Total dividends and distributions                    (0.05)        (0.01)            -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------

Net asset value, end of period                  $     9.06    $     7.92    $     6.59    $     7.62       $    10.19
                                                ==========    ==========    ==========    ==========       ==========

TOTAL RETURN+                                        15.03%        20.40%       (13.52)%      (21.08)%          (3.41)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              2.31%         2.37%         2.18%         2.24%(2)         2.22%
Net investment income (loss)                         (0.07)%        0.23%        (0.08)%       (0.06)%           0.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   24,527    $   25,471    $   26,195    $   39,079       $   69,640
Portfolio turnover rate                                 33%           43%           39%           37%              84%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------
                                                   2004          2003          2002          2001             2000
                                                ----------    ----------    ----------    ----------       ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     8.07    $     6.73    $     7.80    $    10.32       $    10.58
                                                ----------    ----------    ----------    ----------       ----------

Income (loss) from investment
 operations:
  Net investment income++                             0.08          0.08          0.06          0.08             0.15
  Net realized and unrealized gain
   (loss)                                             1.20          1.36         (1.04)        (2.09)           (0.41)
                                                ----------    ----------    ----------    ----------       ----------
Total income (loss) from investment
 operations                                           1.28          1.44         (0.98)        (2.01)           (0.26)
                                                ----------    ----------    ----------    ----------       ----------

Less dividends and distributions from:
  Net investment income                              (0.11)        (0.10)        (0.09)            -                -
  Net realized gain                                      -             -             -         (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------
Total dividends and distributions                    (0.11)        (0.10)        (0.09)        (0.51)               -
                                                ----------    ----------    ----------    ----------       ----------

Net asset value, end of period                  $     9.24    $     8.07    $     6.73    $     7.80       $    10.32
                                                ==========    ==========    ==========    ==========       ==========

TOTAL RETURN+                                        15.97%        21.68%       (12.70)%      (20.30)%          (2.46)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.33%         1.37%         1.32%         1.24%(2)         1.22%
Net investment income                                 0.91%         1.23%         0.78%         0.94%            1.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  143,890    $  132,544    $  120,329    $  124,065       $   98,465
Portfolio turnover rate                                 33%           43%           39%           37%              84%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 17, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

     Of the amounts paid by the Fund during the fiscal year ended October 31, 2004 that were reported to individuals as ordinary dividends, 100% qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

     Additionally, the Fund had elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.08 per share with respect to this election.

MORGAN STANLEY INTERNATIONAL FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;          208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    Steel Corporation.
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY                                                        Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Managing Director of       208            Director of Franklin
c/o Summit Ventures LLC                               January 1993  Summit Ventures LLC;                      Covey (time
1 Utah Center                                                       Director or Trustee of                    management systems),
201 S. Main Street                                                  the Retail Funds (since                   BMW Bank of North
Salt Lake City, UT                                                  January 1993) and the                     America, Inc.
                                                                    Institutional Funds                       (industrial loan
                                                                    (since July 2003); member                 corporation), United
                                                                    of the Utah Regional                      Space Alliance (joint
                                                                    Advisory Board of Pacific                 venture between
                                                                    Corp.; formerly United                    Lockheed Martin and
                                                                    States Senator (R-Utah)                   the Boeing Company)
                                                                    (1974-1992) and Chairman,                 and Nuskin Asia
                                                                    Senate Banking Committee                  Pacific (multilevel
                                                                    (1980-1986), Mayor of                     marketing); member of
                                                                    Salt Lake City, Utah                      the board of various
                                                                    (1971-1974), Astronaut,                   civic and charitable
                                                                    Space Shuttle Discovery                   organizations.
                                                                    (April 12-19, 1985), and
                                                                    Vice Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY                                                        Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other
                                                                    (1966-1994), most                         business and
                                                                    recently as Chairman of                   charitable
                                                                    The Allstate Corporation                  organizations.
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Chairman and Trustee
Suite 950                                                           Chairman of the Audit                     of the Financial
Washington, D.C.                                                    Committee and Director or                 Accounting Foundation
                                                                    Trustee of the Retail                     (oversight
                                                                    Funds (since July 1991)                   organization of the
                                                                    and the Institutional                     Financial Accounting
                                                                    Funds (since July 2003);                  Standards Board);
                                                                    Co-Chairman and a founder                 Director of RBS
                                                                    of the Group of Seven                     Greenwich Capital
                                                                    Council (G7C), an                         Holdings (financial
                                                                    international economic                    holding company).
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &        209            Director of Electro
PMB754                                                July 2003     Associates LLC                            Rent Corporation
23852 Pacific Coast Highway                                         (investment consulting);                  (equipment leasing),
Malibu, CA                                                          Deputy Chairman of the                    The Ford Family
                                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY                                                        partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY                                                         Governance Committee and                  JPMorgan Funds
                                                                    Director or Trustee of                    complex managed by
                                                                    the Retail Funds (since                   J.P. Morgan
                                                                    July 2003) and the                        Investment Management
                                                                    Institutional Funds                       Inc.
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ                                                     Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ                                                     (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager ") (the "Retail Funds ").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

OFFICERS:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Mitchell M. Merin (51)        President        Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)        Executive Vice   Since            Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas   President and    April 2003       November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                  Principal                         Incorporated, Managing Director of Morgan Stanley; Managing
                              Executive                         Director, Chief Administrative Officer and Director of the
                              Officer                           Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the Retail
                                                                Funds (March 2001-July 2003) and Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

Joseph J. McAlinden (61)      Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                     Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc., Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Barry Fink (49)               Vice President   Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                    February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Amy R. Doberman (42)          Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                     Management; Managing Director of Morgan Stanley Investment
New York, NY                                                    Management Inc. and the Investment Manager, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                previously, Managing Director and General Counsel -
                                                                Americas, UBS Global Asset Management (July 2000 - July 2004)
                                                                and General Counsel, Aeltus Investment Management, Inc.
                                                                (January 1997 - July 2000).

Carsten Otto (41)             Chief            Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance       2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020            Officer                           Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

                                                  TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Stefanie V. Chang (37)        Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc., and the
New York, NY                                                    Investment Manager; Vice President of the Institutional
                                                                Funds (since December 1997) and the Retail Funds (since July
                                                                2003); formerly practiced law with the New York law firm of
                                                                Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)         Treasurer and    Treasurer since  Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial  July 2003 and    Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,  Officer          Chief Financial  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                     Officer since    and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                September 2002   Stanley Services (August 2000-November 2001) and Senior
                                                                Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                2000).

Thomas F. Caloia (58)         Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                        Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)           Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
 ** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              INTERNATIONAL FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2004


[MORGAN STANLEY LOGO]


36075RPT-RA04-00910P-Y10/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund":

      "Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)  Not applicable.

      (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2004

                                         REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                   $ 31,217              N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES      $    452 (2)          $ 5,067,400 (2)
                 TAX FEES                $  6,084 (3)          $   545,053 (4)
                 ALL OTHER FEES          $      -              $         -
            TOTAL NON-AUDIT FEES         $  6,536              $ 5,612,453

            TOTAL                        $ 37,753              $ 5,612,453

         2003

                                         REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                   $ 29,499              N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES      $    684 (2)          $ 1,086,576 (2)
                 TAX FEES                $  5,936 (3)          $   252,500 (4)
                 ALL OTHER FEES          $      -              $         - (5)
            TOTAL NON-AUDIT FEES         $  6,620              $ 1,339,076

            TOTAL                        $ 36,119              $ 1,339,076

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson,
Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004